UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end:	April 30 (MainStay Absolute Return Multi-Strategy Fund and MainStay Tax
Advantaged Short Term Bond Fund)

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

The schedules of investments for the period ended July 31, 2016 are filed herewith.

MainStay Absolute Return Multi-Strategy Fund

Consolidated Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 15.1% †
	Corporate Bonds 7.2%
	Apparel 0.1%
	Hanesbrands Finance Luxembourg SCA Series Reg S 3.50%, due 6/15/24		$100,000	$116,021

	Auto Parts & Equipment 0.5%
	Goodyear Tire & Rubber Co. (The) 7.00%, due 5/15/22		300,000	322,125
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (a)		315,000	326,812
				648,937
	Banks 0.3%
	Bank of America Corp.
	4.20%, due 8/26/24		55,000	57,888
	5.625%, due 7/1/20		50,000	56,699
	Goldman Sachs Group, Inc. (The)
	5.375%, due 3/15/20		50,000	55,777
	6.75%, due 10/1/37		50,000	64,104
	Morgan Stanley
	5.00%, due 11/24/25		55,000	61,128
	5.50%, due 1/26/20		50,000	55,860
				351,456
	Beverages 0.4%
	Constellation Brands, Inc. 7.25%, due 5/15/17		300,000	312,000
	Cott Beverages, Inc.
	5.375%, due 7/1/22		80,000	82,000
	6.75%, due 1/1/20		90,000	94,387
				488,387
	Building Materials 0.3%
	BMBG Bond Finance SCA Series Reg S 3.00%, due 6/15/21	EUR	100,000	114,685
	Cemex Finance LLC Series Reg S 9.375%, due 10/12/22		$215,000	237,306
				351,991
	Commercial Services 0.2%
	Nielsen Co. Luxembourg S.A.R.L. (The) 5.50%, due 10/1/21 (a)		200,000	208,000

	Computers 0.2%
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
	3.48%, due 6/1/19 (a)		83,000	85,376
	4.42%, due 6/15/21 (a)		115,000	120,168
	5.45%, due 6/15/23 (a)		27,000	28,596
	6.02%, due 6/15/26 (a)		35,000	37,496
	8.10%, due 7/15/36 (a)		13,000	14,813
				286,449
	Distribution & Wholesale 0.1%
	LKQ Corp. 4.75%, due 5/15/23		84,000	84,210

	Electric 0.2%
	EDP Finance B.V. Series Reg S 6.00%, due 2/2/18		274,000	289,192

	Entertainment 0.0%‡
	Isle of Capri Casinos, Inc. 5.875%, due 3/15/21		50,000	52,125

	Food 0.2%
	Kraft Heinz Foods Co. 2.80%, due 7/2/20 (a)		95,000	99,227
	Tyson Foods, Inc. 3.95%, due 8/15/24		105,000	114,427
				213,654
	Food Services 0.3%
	Aramark Services, Inc.
	4.75%, due 6/1/26 (a)		50,000	50,500
	5.125%, due 1/15/24		160,000	165,200
	5.125%, due 1/15/24 (a)		125,000	129,063
	5.75%, due 3/15/20		33,000	33,990
				378,753
	Forest Products & Paper 0.2%
	Sappi Papier Holding GmbH 7.75%, due 7/15/17 (a)		210,000	216,825

	Health Care - Products 0.3%
	Boston Scientific Corp. 2.85%, due 5/15/20		100,000	103,415
	Hologic, Inc. 5.25%, due 7/15/22 (a)		190,000	201,400
	Teleflex, Inc. 4.875%, due 6/1/26		40,000	40,900
				345,715
	Health Care - Services 0.3%
	Fresenius Medical Care U.S. Finance II, Inc. 4.75%, due 10/15/24 (a)		85,000	90,525
	HCA, Inc. 5.875%, due 3/15/22		175,000	192,500
	Laboratory Corporation of America Holdings 2.625%, due 2/1/20		100,000	102,553
				385,578
	Home Builders 0.0%‡
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		40,000	41,200

	Housewares 0.0%‡
	Newell Brands, Inc. 5.00%, due 11/15/23 (a)		22,000	23,337

	Internet 0.2%
	United Group B.V. Series Reg S 7.875%, due 11/15/20	EUR	200,000	234,814

	Media 0.9%
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.875%, due 4/1/24 (a)		$100,000	106,750
	6.625%, due 1/31/22		280,000	295,750
	Nielsen Finance LLC / Nielsen Finance Co. 5.00%, due 4/15/22 (a)		100,000	103,125
	SFR Group S.A. 7.375%, due 5/1/26 (a)		200,000	199,750
	Sirius XM Radio, Inc.
	5.75%, due 8/1/21 (a)		140,000	145,950
	5.875%, due 10/1/20 (a)		28,000	29,015
	6.00%, due 7/15/24 (a)		120,000	127,650
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (a)		200,000	203,000
				1,210,990
	Packaging & Containers 0.9%
¤	Ball Corp. 4.375%, due 12/15/23	EUR	325,000	403,333
	Crown European Holdings S.A. Series Reg S 4.00%, due 7/15/22		100,000	121,582
	Kloeckner Pentaplast of America, Inc. Series Reg S 7.125%, due 11/1/20		250,000	294,873
	Sealed Air Corp. Series Reg S 4.50%, due 9/15/23		230,000	279,640
				1,099,428
	Pharmaceuticals 0.3%
	AbbVie, Inc. 2.50%, due 5/14/20		$100,000	102,627
	Grifols Worldwide Operations, Ltd. 5.25%, due 4/1/22		200,000	208,500
	Teva Pharmaceutical Finance Netherlands III B.V.
	2.20%, due 7/21/21		34,000	34,171
	2.80%, due 7/21/23		10,000	10,174
				355,472
	Private Equity 0.0%‡
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22		50,000	47,750

	Real Estate Investment Trusts 0.3%
	Equinix, Inc.
	5.375%, due 1/1/22		27,000	28,418
	5.375%, due 4/1/23		40,000	41,813
	5.75%, due 1/1/25		50,000	53,125
	5.875%, due 1/15/26		150,000	161,625
	MPT Operating Partnership, L.P. / MPT Finance Corp.
	5.25%, due 8/1/26		20,000	21,025
	5.75%, due 10/1/20	EUR	100,000	117,278
	6.375%, due 2/15/22		$35,000	36,750
				460,034
	Retail 0.8%
	1011778 B.C. ULC / New Red Finance, Inc. 4.625%, due 1/15/22 (a)		320,000	329,600
	Dollar Tree, Inc. 5.75%, due 3/1/23		235,000	253,800
	Dufry Finance SCA 5.50%, due 10/15/20 (a)		200,000	207,100
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	5.00%, due 6/1/24 (a)		125,000	130,625
	5.25%, due 6/1/26 (a)		35,000	37,034
	O'Reilly Automotive, Inc. 3.80%, due 9/1/22		80,000	85,942
				1,044,101
	Telecommunications 0.2%
	T-Mobile USA, Inc.
	6.375%, due 3/1/25		50,000	53,500
	6.731%, due 4/28/22		170,000	178,075
	6.836%, due 4/28/23		37,000	39,498
				271,073
	Total Corporate Bonds (Cost $9,003,983)			9,205,492

	Foreign Bonds 6.7%
	Austria 0.1%
	Sappi Papier Holding GmbH Series Reg S 4.00%, due 4/1/23	EUR	100,000	116,552

	Belgium 0.2%
	Ontex Group N.V. Series Reg S 4.75%, due 11/15/21		100,000	119,067
	Solvay Finance S.A. Series Reg S 5.869%, due 12/29/49 (b)		100,000	121,634
				240,701
	Croatia 0.3%
¤	Agrokor D.D. Series Reg S 9.875%, due 5/1/19		360,000	424,315
	France 2.1%
	Accor S.A. Series Reg S 4.125%, due 6/30/49 (b)		200,000	224,047
	Autodis S.A. Series Reg S 6.50%, due 2/1/19		180,000	208,384
	Cerba European Lab S.A.S. Series Reg S 7.00%, due 2/1/20		300,000	348,984
	Crown European Holdings S.A. Series Reg S 3.375%, due 5/15/25		215,000	246,475
	Elis S.A. Series Reg S 3.00%, due 4/30/22		170,000	193,994
	Engie S.A. Series Reg S 3.875%, due 7/29/49 (b)		100,000	117,765
	Faurecia Series Reg S 3.625%, due 6/15/23		120,000	138,856
	HomeVi S.A.S. Series Reg S 6.875%, due 8/15/21		175,000	208,377
	La Financiere Atalian S.A.S. Series Reg S 7.25%, due 1/15/20		120,000	142,371
	Orange S.A. Series Reg S 5.875%, due 2/28/49 (b)	GBP	100,000	141,543
	Rexel S.A. Series Reg S 3.50%, due 6/15/23	EUR	100,000	114,701
	SMCP S.A.S. Series Reg S 8.875%, due 6/15/20		100,000	116,876
¤	Veolia Environnement S.A. Series Reg S 4.85%, due 1/29/49 (b)	GBP	300,000	412,267
				2,614,640
	Germany 1.7%
	CeramTec Group GmbH Series Reg S 8.25%, due 8/15/21	EUR	230,000	273,211
	Kirk Beauty One GmbH Series Reg S 8.75%, due 7/15/23		100,000	120,778
	Schaeffler Finance B.V. Series Reg S 2.75%, due 5/15/19		100,000	113,673
	Schaeffler Holding Finance B.V. Series Reg S 6.875%, due 8/15/18 (c)		101,250	116,028
¤	Techem GmbH Series Reg S 6.125%, due 10/1/19		375,000	438,225
¤	Trionista Holdco GmbH Series Reg S 5.00%, due 4/30/20		400,000	458,939
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH Series Reg S 3.50%, due 1/15/27		200,000	221,923
	Vonovia Finance B.V. Series Reg S 4.625%, due 4/8/74 (b)		300,000	355,356
				2,098,133
	Ireland 0.2%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
	Series Reg S 4.125%, due 5/15/23		100,000	115,713
	Series Reg S 4.25%, due 1/15/22		100,000	115,350
				231,063
	Italy 0.2%
	Enel S.p.A. Series Reg S 7.75%, due 9/10/75 (b)	GBP	100,000	145,951
	Telecom Italia S.p.A. Series Reg S 3.625%, due 5/25/26	EUR	100,000	119,190
				265,141
	Luxembourg 0.1%
	Telenet Finance V Luxembourg SCA Series Reg S 6.25%, due 8/15/22		100,000	120,090

	Netherlands 0.1%
	InterXion Holding N.V. Series Reg S 6.00%, due 7/15/20		150,000	177,038

	Poland 0.2%
	Play Topco S.A. Series Reg S 7.75%, due 2/28/20 (c)		275,000	313,046

	Romania 0.1%
	Cable Communications Systems N.V. Series Reg S 7.50%, due 11/1/20		100,000	117,250

	Spain 0.7%
	Campofrio Food Group S.A. Series Reg S 3.375%, due 3/15/22		170,000	195,871
	Gestamp Funding Luxembourg S.A. Series Reg S 3.50%, due 5/15/23		100,000	116,272
	Grupo Antolin Dutch B.V. Series Reg S 5.125%, due 6/30/22		200,000	237,989
	Iberdrola International B.V. Series Reg S 5.75%, due 2/27/49 (b)		200,000	240,366
	Telefonica Europe B.V. Series Reg S 6.50%, due 9/29/49 (b)		100,000	119,621
				910,119
	Sweden 0.1%
	Verisure Holding AB Series Reg S 6.00%, due 11/1/22		110,000	133,224

	United Kingdom 0.6%
	Alliance Automotive Finance PLC Series Reg S 6.25%, due 12/1/21		140,000	168,259
¤	R&R Ice Cream PLC Series Reg S 4.75%, due 5/15/20 (d)		382,000	436,685
	Worldpay Finance PLC Series Reg S 3.75%, due 11/15/22		100,000	116,831
				721,775
	Total Foreign Bonds (Cost $8,394,981)			8,483,087

	U.S. Government 1.2%
¤	United States Treasury Inflation—Indexed Bonds 1.2%
	0.375%, due 7/15/25		1,468,720	1,520,507
	Total U.S. Government (Cost $1,487,416)			1,520,507
	Total Long-Term Bonds (Cost $18,886,380)			19,209,086

		Shares
	Common Stocks 23.9%
	Advertising 0.0%‡
	oOh!media, Ltd.		1,001	4,207

	Aerospace & Defense 0.1%
	Spirit AeroSystems Holdings, Inc. Class A (e)		2,500	108,450

	Agriculture 0.1%
	Bunge, Ltd.		1,800	118,512

	Airlines 0.0%‡
	SAS AB (e)		30,274	59,437

	Apparel 0.3%
	Carter's, Inc. (f)		1,000	101,250
	Michael Kors Holdings, Ltd. (e)(f)		2,200	113,784
	Ralph Lauren Corp. (f)		1,100	107,899
				322,933
	Auto Manufacturers 0.1%
	Wabash National Corp. (e)		7,600	110,048

	Auto Parts & Equipment 0.2%
	Autoneum Holding A.G.		391	110,135
	Modine Manufacturing Co. (e)		3,500	33,600
	Tower International, Inc.		4,400	101,552
				245,287
	Banks 0.5%
	BankUnited, Inc.		3,600	108,072
	Customers Bancorp, Inc. (e)		3,800	97,812
	First BanCorp (e)		12,800	58,752
	First NBC Bank Holding Co. (e)(f)		3,000	57,090
	KeyCorp		3,300	38,610
	OFG Bancorp		5,100	54,111
	Raiffeisen Bank International A.G. (e)		8,466	111,687
	Signature Bank (e)		100	12,024
	SVB Financial Group (e)(f)		1,100	110,462
				648,620
	Biotechnology 1.0%
	Acorda Therapeutics, Inc. (e)		3,900	98,592
	AMAG Pharmaceuticals, Inc. (e)		3,700	98,161
	Arena Pharmaceuticals, Inc. (e)		32,300	53,941
	Emergent BioSolutions, Inc. (e)		3,100	103,509
	Five Prime Therapeutics, Inc. (e)(f)		2,100	106,449
	Medivation, Inc. (e)		5,978	382,532
	Myriad Genetics, Inc. (e)		3,100	96,038
	PDL BioPharma, Inc.		27,800	97,856
	Spectrum Pharmaceuticals, Inc. (e)		15,200	104,424
	United Therapeutics Corp. (e)		800	96,808
	Vitrolife AB		657	37,468
				1,275,778
	Building Materials 0.4%
	Buzzi Unicem S.p.A.		6,207	68,249
	Gibraltar Industries, Inc. (e)		1,000	35,280
	Inwido AB		1,931	24,259
	NCI Building Systems, Inc. (e)		6,100	98,942
	Owens Corning		1,600	84,656
	Patrick Industries, Inc. (e)		1,600	103,296
	U.S. Concrete, Inc. (e)(f)		1,500	96,750
				511,432
	Chemicals 0.7%
	Chemours Co. (The)		900	8,370
	E.I. du Pont de Nemours & Co.		2,247	155,425
	Huntsman Corp. (f)		7,000	108,220
	Koppers Holdings, Inc. (e)(f)		3,200	101,184
	Lenzing A.G.		542	56,803
	Monsanto Co.		1,203	128,444
	Rayonier Advanced Materials, Inc.		6,500	89,505
	Tronox, Ltd. Class A		7,200	46,728
	Valspar Corp. (The)		1,528	162,686
				857,365
	Coal 0.1%
	SunCoke Energy, Inc.		5,200	39,676
	Whitehaven Coal, Ltd. (e)		49,026	62,779
				102,455
	Commercial Services 1.0%
	Aaron's, Inc.		3,500	83,825
	American Public Education, Inc. (e)		1,400	40,096
	Avis Budget Group, Inc. (e)		3,000	110,190
	Cramo OYJ		224	5,287
	DeVry Education Group, Inc.		4,500	100,215
	Euronet Worldwide, Inc. (e)		1,600	122,016
	Global Payments, Inc.		300	22,398
	Green Dot Corp. Class A (e)		2,600	62,920
	HMS Holdings Corp. (e)		4,700	93,436
	Hutchison Port Holdings Trust		78,500	37,287
	Insperity, Inc.		1,200	94,188
	K12, Inc. (e)		6,000	74,280
	Monster Worldwide, Inc. (e)(f)		8,100	20,493
	Quad / Graphics, Inc.		3,900	98,904
	R.R. Donnelley & Sons Co. (f)		6,200	111,104
	Ramirent OYJ		4,738	40,152
	United Rentals, Inc. (e)(f)		1,500	119,505
				1,236,296
	Computers 0.6%
	Brocade Communications Systems, Inc.		14,310	133,083
	Cray, Inc. (e)		3,300	104,148
	EMC Corp.		8,893	251,494
	Engility Holdings, Inc. (e)		100	2,904
	Leidos Holdings, Inc. (f)		2,300	115,023
	NNIT A/S (a)		433	17,864
	Teradata Corp. (e)		4,000	113,520
				738,036
	Cosmetics & Personal Care 0.1%
	Oriflame Holding A.G. (e)		3,863	99,498

	Distribution & Wholesale 0.3%
	D'ieteren S.A.		2,300	100,799
	Fossil Group, Inc. (e)		1,700	53,720
	H&E Equipment Services, Inc.		1,600	29,792
	HD Supply Holdings, Inc. (e)(f)		3,100	112,189
	Ingram Micro, Inc. Class A		3,200	109,568
				406,068
	Electric 0.2%
	Dynegy, Inc. (e)		5,100	77,163
	NRG Energy, Inc. (f)		7,600	105,184
	Spark Energy, Inc. Class A		2,400	59,496
				241,843
	Electrical Components & Equipment 0.2%
	General Cable Corp. (f)		6,500	95,745
	Insteel Industries, Inc.		2,900	100,891
	Powell Industries, Inc.		100	3,684
				200,320
	Electronics 0.4%
	Arrow Electronics, Inc. (e)(f)		1,700	113,033
	FEI Co.		1,280	136,218
	Jabil Circuit, Inc. (f)		5,500	111,925
	Mycronic AB		4,607	53,435
	Stoneridge, Inc. (e)		2,600	43,368
	TTM Technologies, Inc. (e)		3,700	36,815
				494,794
	Engineering & Construction 0.3%
	ACS Actividades de Construccion y Servicios S.A.		3,876	111,151
	Bouygues S.A.		4,609	136,345
	Downer EDI, Ltd.		4,755	15,068
	Obrascon Huarte Lain S.A.		26,252	97,764
				360,328
	Entertainment 0.6%
	Carmike Cinemas, Inc. (e)		2,610	80,440
¤	DreamWorks Animation SKG, Inc. Class A (e)		10,251	419,983
	Genting Singapore PLC		3,900	2,284
	International Game Technology PLC		5,500	114,950
	Isle of Capri Casinos, Inc. (e)(f)		5,424	101,592
				719,249
	Environmental Controls 0.0%‡
	Clean Harbors, Inc. (e)		1,000	51,420

	Finance - Consumer Loans 0.0%‡
	World Acceptance Corp. (e)		1,300	56,498

	Finance - Investment Banker/Broker 0.4%
	GAIN Capital Holdings, Inc. (f)		4,900	32,928
	INTL. FCStone, Inc. (e)		2,900	84,506
	Investment Technology Group, Inc.		2,600	43,420
	LPL Financial Holdings, Inc.		4,600	123,970
	Macquarie Group, Ltd.		1,780	100,628
	Raymond James Financial, Inc.		2,100	115,290
				500,742
	Finance - Leasing Companies 0.1%
	AerCap Holdings N.V. (e)		3,000	109,530

	Finance - Other Services 0.1%
	Deutsche Boerse A.G.		1,024	85,988

	Food 0.8%
	Austevoll Seafood ASA		7,051	62,051
	Casino Guichard Perrachon S.A.		2,840	153,835
	Darling Ingredients, Inc. (e)		5,800	91,524
	Dean Foods Co. (f)		3,000	55,380
	John B. Sanfilippo & Son, Inc.		2,200	102,674
	Leroy Seafood Group ASA		2,033	97,612
	Pilgrim's Pride Corp.		4,400	102,300
	Salmar ASA		3,191	99,280
	Tyson Foods, Inc. Class A		600	44,160
	WhiteWave Foods Co. (The) (e)		4,290	238,052
				1,046,868
	Hand & Machine Tools 0.1%
	Regal Beloit Corp. (f)		1,900	115,919
	Schweiter Technologies A.G.		12	12,134
				128,053
	Health Care - Products 0.6%
	Accuray, Inc. (e)		100	548
	Bruker Corp.		4,500	112,140
	Cepheid, Inc. (e)		3,000	105,990
	Genomic Health, Inc. (e)		3,400	98,702
	Halyard Health, Inc. (e)		2,900	100,311
	Hill-Rom Holdings, Inc.		2,200	117,546
	VWR Corp. (e)(f)		3,600	112,752
	West Pharmaceutical Services, Inc.		800	64,224
				712,213
	Health Care - Services 0.4%
	Centene Corp. (e)(f)		1,400	98,770
	Molina Healthcare, Inc. (e)		1,900	107,939
	Natera, Inc. (e)		7,700	100,870
	Triple-S Management Corp. Class B (e)		3,700	91,945
	WellCare Health Plans, Inc. (e)		1,000	106,800
				506,324
	Home Builders 0.0%‡
	YIT OYJ		7,315	49,682

	Home Furnishing 0.1%
	Electrolux AB Series B		4,272	115,724

	Household Products & Wares 0.1%
	Henkel A.G. & Co. KGaA		1,452	157,626

	Housewares 0.1%
	Tupperware Brands Corp.		1,800	112,824

	Insurance 0.1%
	Assured Guaranty, Ltd.		1,600	42,864
	Storebrand ASA (e)		23,899	90,558
				133,422
	Internet 1.2%
	1-800-Flowers.com, Inc. Class A (e)		10,400	94,952
	Angie's List, Inc. (e)		1,500	12,135
	GoDaddy, Inc. Class A (e)(f)		3,800	113,696
	IAC/InterActiveCorp (f)		1,900	110,124
	LinkedIn Corp. Class A (e)		1,575	303,550
	Marketo, Inc. (e)		8,000	281,440
	Overstock.com, Inc. (e)		2,200	35,860
	RetailMeNot, Inc. (e)		7,200	60,120
	Rubicon Project, Inc. (The) (e)		7,000	98,840
	Yahoo!, Inc. (e)		9,061	346,039
	Yelp, Inc. (e)		3,800	122,246
				1,579,002
	Investment Company 0.1%
	EXOR S.p.A.		4,310	167,831

	Iron & Steel 0.1%
	BlueScope Steel, Ltd.		16,785	107,786
	Fortescue Metals Group, Ltd.		11,581	38,989
	Ryerson Holding Corp. (e)		2,200	31,768
				178,543
	Leisure Time 0.0%‡
	Thule Group AB (a)		1,084	17,387

	Lodging 0.0%‡
	MGM Resorts International (e)		1,000	23,980

	Machinery - Construction & Mining 0.1%
	Danieli & C Officine Meccaniche S.p.A.		3,082	45,655
	Terex Corp. (f)		5,100	123,114
				168,769
	Machinery - Diversified 0.2%
	Briggs & Stratton Corp.		1,000	22,730
	Chart Industries, Inc. (e)		2,900	87,058
	Metso OYJ		4,191	116,248
				226,036
	Media 0.1%
	Sanoma OYJ		1,603	12,859
	Seven West Media, Ltd.		115,094	90,527
				103,386
	Metal Fabricate & Hardware 0.2%
	Global Brass & Copper Holdings, Inc.		1,800	50,976
	Granges AB		1,511	15,362
	Timken Co. (The)		3,600	120,420
	TimkenSteel Corp.		7,400	74,148
				260,906
	Mining 0.7%
	Detour Gold Corp. (e)		3,300	86,288
	Evolution Mining, Ltd.		49,729	106,572
	Galaxy Resources, Ltd. (e)		124,447	44,450
	Goldcorp, Inc.		3,050	54,499
	Metals X, Ltd.		36,431	45,266
	Mineral Resources, Ltd.		14,262	106,433
	Northern Star Resources, Ltd.		26,840	107,493
	Regis Resources, Ltd.		36,777	112,633
	South32, Ltd. (e)		72,012	100,421
	St. Barbara, Ltd. (e)		43,927	100,481
				864,536
	Miscellaneous - Manufacturing 0.1%
	AGFA-Gevaert N.V. (e)		6,412	23,169
	Tredegar Corp.		800	14,160
	Trinity Industries, Inc.		2,200	51,062
	Trinseo S.A.		1,900	94,601
				182,992
	Office Equipment/Supplies 0.1%
	Xerox Corp. (f)		11,400	117,420

	Oil & Gas 1.5%
	Antero Midstream Partners, L.P. (f)		9,300	236,406
	Beach Energy, Ltd.		52,294	22,056
	Cheniere Energy, Inc. (e)(f)		3,700	154,771
	Ensco PLC Class A		2,600	23,842
	EQT GP Holdings, L.P. (f)		7,700	194,425
	HollyFrontier Corp.		3,100	78,802
¤	InterOil Corp. (e)		7,736	382,622
	Murphy U.S.A., Inc. (e)(f)		1,500	114,960
	Nabors Industries, Ltd.		600	5,400
	Noble Corp. PLC		3,100	22,878
	PBF Energy, Inc. Class A		500	11,170
	QEP Resources, Inc.		1,400	25,480
	Repsol S.A.		4,652	58,641
	Sanchez Energy Corp. (e)		4,000	25,360
	SM Energy Co. (f)		900	24,417
	Southwestern Energy Co. (e)		1,900	27,702
	Suncor Energy, Inc.		8,283	222,927
	Tesoro Corp.		100	7,615
	Unit Corp. (e)		400	5,000
	Valero Energy Partners, L.P. (f)		3,400	144,874
	VTTI Energy Partners, L.P. (f)		8,600	170,624
	Whiting Petroleum Corp. (e)		1,100	8,107
				1,968,079
	Oil & Gas Services 0.9%
	FMC Technologies, Inc. (e)		900	22,842
	Halliburton Co.		2,000	87,320
	MRC Global, Inc. (e)		7,500	99,225
	National Oilwell Varco, Inc.		800	25,880
	Newpark Resources, Inc. (e)		3,800	24,016
	Oceaneering International, Inc.		800	22,304
	Rice Midstream Partners, L.P.		11,200	211,904
	Subsea 7 S.A. (e)		1,808	19,339
	Superior Energy Services, Inc.		1,400	22,358
	Targa Resources Corp. (f)		8,000	298,080
	Technip S.A.		5,501	307,045
				1,140,313
	Packaging & Containers 0.0%‡
	AEP Industries, Inc.		200	16,092

	Pharmaceuticals 1.5%
	AmerisourceBergen Corp. (f)		1,300	110,747
	Amphastar Pharmaceuticals, Inc. (e)(f)		5,600	90,608
	Array BioPharma, Inc. (e)		27,200	101,728
	AstraZeneca PLC, Sponsored ADR		2,680	91,495
	Australian Pharmaceutical Industries, Ltd.		40,971	59,781
	Catalent, Inc. (e)		4,000	102,160
	FibroGen, Inc. (e)		5,400	103,302
	Herbalife, Ltd. (e)(f)		1,700	115,617
	Horizon Pharma PLC (e)		11,445	220,774
	Impax Laboratories, Inc. (e)		3,200	100,544
	Mylan N.V. (e)		3,333	155,951
	Phibro Animal Health Corp. Class A		4,900	101,087
	Raptor Pharmaceutical Corp. (e)(f)		16,600	97,774
	Sagent Pharmaceuticals, Inc. (e)(f)		700	15,183
	SciClone Pharmaceuticals, Inc. (e)(f)		9,300	98,208
	Shire PLC, Sponsored ADR		426	82,695
	Sucampo Pharmaceuticals, Inc. Class A (e)(f)		5,200	61,100
	Supernus Pharmaceuticals, Inc. (e)		4,700	104,434
	Vanda Pharmaceuticals, Inc. (e)		8,700	99,180
	Xencor, Inc. (e)		3,000	56,820
				1,969,188
	Pipelines 3.6%
	Buckeye Partners, L.P. (f)		2,100	151,326
	Dominion Midstream Partners, L.P. (f)		6,800	179,044
	Energy Transfer Equity, L.P. (f)		14,700	243,873
	Energy Transfer Partners, L.P. (f)		7,200	284,400
	EnLink Midstream LLC		9,600	148,128
	Enterprise Products Partners, L.P. (f)		11,500	327,405
	EQT Midstream Partners, L.P. (f)		2,200	175,582
	Genesis Energy, L.P. (f)		8,200	298,316
	Magellan Midstream Partners, L.P. (f)		2,200	160,292
	MPLX, L.P. (f)		8,200	266,090
	NGL Energy Partners, L.P.		17,100	321,651
	ONEOK, Inc. (f)		4,600	206,034
	Phillips 66 Partners, L.P. (f)		3,200	171,200
	SemGroup Corp. Class A (f)		8,100	234,576
	Shell Midstream Partners, L.P. (f)		6,100	198,311
	Sunoco Logistics Partners, L.P. (f)		10,100	291,688
	Tesoro Logistics, L.P. (f)		4,300	209,711
	Western Gas Partners, L.P. (f)		4,200	213,990
	Williams Cos., Inc. (The)		8,500	203,745
	Williams Partners, L.P.		6,900	257,646
				4,543,008
	Retail 1.2%
	Abercrombie & Fitch Co. Class A		2,200	45,562
	Best Buy Co., Inc. (f)		3,486	117,130
	Big Lots, Inc.		1,900	101,042
	Byggmax Group AB		5,392	39,068
	Carrols Restaurant Group, Inc. (e)		4,500	54,495
	Dick's Sporting Goods, Inc. (f)		2,200	112,838
	Fred's, Inc. Class A		5,800	92,162
	GameStop Corp. Class A		1,600	49,520
	Gap, Inc. (The) (f)		4,600	118,634
	Kate Spade & Co. (e)		5,200	112,788
	Nu Skin Enterprises, Inc. Class A		2,200	117,480
	Office Depot, Inc. (e)		11,099	38,402
	Pandora A/S		844	109,852
	PVH Corp. (f)		1,100	111,166
	Regis Corp. (e)		7,200	96,768
	Ruby Tuesday, Inc. (e)(f)		900	3,636
	Staples, Inc.		5,500	51,095
	Urban Outfitters, Inc. (e)(f)		3,800	113,620
				1,485,258
	Savings & Loans 0.0%‡
	Bofi Holding, Inc. (e)		2,200	37,004
	Meta Financial Group, Inc.		300	16,407
				53,411
	Semiconductors 0.3%
	Amkor Technology, Inc. (e)		15,800	99,382
	Cree, Inc. (e)(f)		900	25,740
	Micron Technology, Inc. (e)		8,400	115,416
	ON Semiconductor Corp. (e)(f)		10,200	102,306
				342,844
	Software 0.8%
	Akamai Technologies, Inc. (e)		1,900	96,007
	Allscripts Healthcare Solutions, Inc. (e)(f)		8,100	114,372
	Epiq Systems, Inc.		700	11,438
	First Data Corp. Class A (e)		9,000	111,600
	IGG, Inc.		33,000	14,079
	Kudelski S.A. (e)		4,497	95,814
■	NetSuite, Inc. (e)		2,190	238,382
	Nuance Communications, Inc. (e)		2,800	44,996
	Quality Systems, Inc.		7,800	95,784
	Rackspace Hosting, Inc. (e)		2,100	49,203
	Synchronoss Technologies, Inc. (e)		2,800	104,552
				976,227
	Telecommunications 0.6%
	EarthLink Holdings Corp. (f)		14,700	99,666
	EchoStar Corp. Class A (e)		2,900	112,955
	General Communication, Inc. Class A (e)(f)		6,600	101,574
	GN Store Nord A/S		5,503	103,964
	Koninklijke KPN N.V.		48,219	158,654
	Millicom International Cellular S.A.		1,279	68,307
	T-Mobile U.S., Inc. (e)		2,247	104,126
	Telefonica S.A.		2,161	21,183
	United States Cellular Corp. (e)		600	24,270
				794,699
	Transportation 0.4%
	A.P. Moeller - Maersk A/S Class A		72	94,091
	A.P. Moeller - Maersk A/S Class B		88	119,431
	Ansaldo STS S.p.A.		5,640	66,082
	ArcBest Corp.		500	9,355
	Aurizon Holdings, Ltd.		25,789	101,912
	BW LPG, Ltd. (a)		6,677	23,749
	Dfds A/S		1,167	53,338
	Euronav N.V.		2,736	23,553
	Overseas Shipholding Group, Inc. Class A		1,900	24,301
	Ryder System, Inc.		300	19,770
				535,582
	Trucking & Leasing 0.1%
	Greenbrier Cos., Inc. (The)		3,100	101,773
	Total Common Stocks (Cost $28,886,179)			30,445,132

		Principal Amount
	Short-Term Investments 59.0%
	Repurchase Agreements 45.8%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $50,708,001 (Collateralized by United States Treasury Notes with rates between 1.375% and 2.625% and maturity dates between 10/31/20 and 11/30/20, with a Principal Amount of $48,670,000 and a Market Value of $51,750,913)		$50,707,874	50,707,874
	State Street Bank and Trust Co. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $7,488,767 (Collateralized by a United States Treasury Note with a rate of 3.375% and a maturity date of 11/15/19, with a Principal Amount of $7,020,000 and a Market Value of $7,646,338)		7,488,748	7,488,748
	Total Repurchase Agreements (Cost $58,196,622)			58,196,622

	U.S. Government 13.2%
	United States Treasury Bills (zero coupon), due 9/15/16 (g)(h)		2,650,000	2,649,298
	(zero coupon), due 11/25/16 (g)(h)		8,188,900	8,181,997
	(zero coupon), due 5/27/17 (g)(h)		6,000,000	5,978,688
	Total U.S. Government (Cost $16,792,761)			16,809,983
	Total Short-Term Investments (Cost $74,989,383)			75,006,605
	Total Investments, Before Investments Sold Short (Cost $122,761,942) (k)		98.0%	124,660,823

		Shares
	Investments Sold Short (17.6%)
	Common Stocks Sold Short (14.8%)
	Aerospace & Defense (0.3%)
	Aerovironment, Inc. (e)		(1,600)	(45,360)
	HEICO Corp.		(1,400)	(97,314)
	TransDigm Group, Inc. (e)		(400)	(111,808)
	Triumph Group, Inc.		(2,500)	(77,075)
				(331,557)
	Agriculture (0.1%)
	Australian Agricultural Co., Ltd. (e)		(44,973)	(69,380)

	Airlines (0.1%)
	Copa Holdings S.A. Class A		(1,700)	(113,900)
	Norwegian Air Shuttle ASA (e)		(1,092)	(39,217)
				(153,117)
	Apparel (0.0%)‡
	Sequential Brands Group, Inc. (e)		(6,100)	(49,593)

	Auto Parts & Equipment (0.0%)‡
	Haldex AB		(124)	(1,525)

	Banks (0.6%)
	Banco Popular Espanol S.A.		(77,786)	(108,880)
	BOK Financial Corp.		(1,700)	(110,891)
	Cullen / Frost Bankers, Inc.		(500)	(33,945)
	EFG International A.G. (e)		(11,675)	(55,653)
	First Financial Bankshares, Inc.		(2,900)	(99,093)
	Independent Bank Group, Inc.		(600)	(25,356)
	Liberbank S.A. (e)		(103,686)	(79,174)
	Park National Corp.		(500)	(44,760)
	Westamerica Bancorp.		(2,000)	(94,080)
	Western Alliance Bancorp. (e)		(3,200)	(108,896)
				(760,728)
	Beverages (0.2%)
	Brown-Forman Corp. Class A		(100)	(10,566)
	Brown-Forman Corp. Class B		(1,100)	(108,009)
	Monster Beverage Corp. (e)		(600)	(96,378)
				(214,953)
	Biotechnology (1.1%)
	Ablynx N.V. (e)		(3,149)	(43,268)
	Alder Biopharmaceuticals, Inc. (e)		(1,400)	(44,940)
	Alnylam Pharmaceuticals, Inc. (e)		(300)	(20,424)
	Aratana Therapeutics, Inc. (e)		(1,100)	(8,349)
	Atara Biotherapeutics, Inc. (e)		(1,700)	(40,800)
	Basilea Pharmaceutica A.G. Registered (e)		(1,404)	(102,345)
	Bluebird Bio, Inc. (e)		(800)	(45,744)
	Celldex Therapeutics, Inc. (e)		(7,800)	(36,036)
	Dermira, Inc. (e)		(1,200)	(40,272)
	Dynavax Technologies Corp. (e)		(700)	(10,801)
	Editas Medicine, Inc. (e)		(1,400)	(36,008)
	Epizyme, Inc. (e)		(3,100)	(32,116)
	Evolva Holding S.A. (e)		(11,352)	(8,784)
	Galena Biopharma, Inc. (e)		(14,100)	(6,269)
	Illumina, Inc. (e)		(700)	(116,445)
	Incyte Corp. (e)		(1,300)	(117,273)
	Innoviva, Inc.		(3,200)	(41,184)
	Insmed, Inc. (e)		(3,300)	(37,785)
	Intellia Therapeutics, Inc. (e)		(1,600)	(30,272)
	Lion Biotechnologies, Inc. (e)		(3,600)	(31,824)
	Loxo Oncology, Inc. (e)		(1,500)	(38,580)
	Omeros Corp. (e)		(3,400)	(39,984)
	Organovo Holdings, Inc. (e)		(3,800)	(16,264)
	Otonomy, Inc. (e)		(2,500)	(35,900)
	Pacific Biosciences of California, Inc. (e)		(4,700)	(40,185)
	Paratek Pharmaceuticals, Inc. (e)		(700)	(9,009)
	Prothena Corp. PLC (e)		(700)	(38,535)
	Sage Therapeutics, Inc. (e)		(900)	(40,374)
	Seattle Genetics, Inc. (e)		(2,500)	(120,150)
	Ultragenyx Pharmaceutical, Inc. (e)		(700)	(44,296)
	Versartis, Inc. (e)		(1,200)	(13,800)
	WaVe Life Sciences, Ltd. (e)		(500)	(9,655)
	XBiotech, Inc. (e)		(2,300)	(32,821)
	ZIOPHARM Oncology, Inc. (e)		(8,000)	(38,880)
				(1,369,372)
	Building Materials (0.1%)
	James Hardie Industries PLC		(6,056)	(100,329)
	PGT, Inc. (e)		(1,600)	(19,200)
				(119,529)
	Chemicals (0.1%)
	FMC Corp.		(2,300)	(109,342)
	International Flavors & Fragrances, Inc.		(200)	(26,650)
				(135,992)
	Commercial Services (0.7%)
	Brambles, Ltd.		(9,827)	(100,445)
	HealthEquity, Inc. (e)		(100)	(2,952)
	LendingTree, Inc. (e)		(1,000)	(100,980)
	LifeLock, Inc. (e)		(5,900)	(98,707)
	Macquarie Infrastructure Corp.		(1,400)	(107,310)
	Qube Holdings, Ltd.		(21,593)	(41,845)
	Rollins, Inc.		(3,800)	(107,084)
	Sotheby's		(2,500)	(80,975)
	Spotless Group Holdings, Ltd.		(31,903)	(28,972)
	Square, Inc. Class A (e)		(8,100)	(81,567)
	Team, Inc. (e)		(1,900)	(52,459)
	Weight Watchers International, Inc. (e)		(4,400)	(52,492)
				(855,788)
	Computers (0.3%)
	3D Systems Corp. (e)		(7,600)	(101,764)
	Arcam AB (e)		(2,944)	(57,283)
	NetScout Systems, Inc. (e)		(3,200)	(89,536)
	Nimble Storage, Inc. (e)		(1,000)	(7,440)
	Pure Storage, Inc. Class A (e)		(8,400)	(105,840)
	Tobii AB (e)		(6,753)	(48,732)
				(410,595)
	Cosmetics & Personal Care (0.1%)
	Coty, Inc. Class A		(3,600)	(96,732)

	Diversified Financial Services (0.1%)
	Julius Baer Group, Ltd. (e)		(1,951)	(80,077)

	Electric (0.1%)
	Agl Energy, Ltd.		(6,444)	(100,783)

	Electrical Components & Equipment (0.1%)
	SunPower Corp. (e)		(6,900)	(100,602)
	Zumtobel Group A.G.		(3,545)	(53,802)
				(154,404)
	Electronics (0.2%)
	Allegion PLC		(200)	(14,478)
■	Garmin, Ltd.		(2,400)	(130,392)
	Mesa Laboratories, Inc.		(600)	(69,378)
	TASER International, Inc. (e)		(1,700)	(49,232)
				(263,480)
	Energy - Alternate Sources (0.2%)
	Clean Energy Fuels Corp. (e)		(14,100)	(42,159)
	Pattern Energy Group, Inc.		(2,200)	(53,614)
	Plug Power, Inc. (e)		(12,900)	(23,091)
	REX American Resources Corp. (e)		(800)	(52,640)
	Sunrun, Inc. (e)		(19,300)	(99,974)
	TerraForm Global, Inc. Class A (e)		(10,800)	(37,584)
				(309,062)
	Engineering & Construction (0.4%)
	Argan, Inc.		(2,200)	(101,486)
	Cie d'Entreprises CFE		(508)	(46,799)
	Ferrovial S.A.		(5,615)	(116,229)
	SBA Communications Corp. Class A (e)		(1,000)	(115,000)
	Singapore Technologies Engineering, Ltd.		(39,700)	(97,421)
	Tecnicas Reunidas S.A.		(359)	(11,100)
				(488,035)
	Entertainment (0.2%)
	Betsson AB (e)		(10,346)	(97,149)
	Dolby Laboratories, Inc. Class A		(2,200)	(110,682)
	Lions Gate Entertainment Corp.		(5,300)	(105,947)
				(313,778)
	Environmental Controls (0.1%)
	SIIC Environment Holdings, Ltd. (e)		(5,900)	(2,552)
	Stericycle, Inc. (e)		(1,000)	(90,270)
				(92,822)
	Finance - Auto Loans (0.1%)
	Credit Acceptance Corp. (e)		(600)	(108,402)

	Finance - Consumer Loans (0.2%)
	Navient Corp.		(7,800)	(110,760)
	OneMain Holdings, Inc. (e)		(3,900)	(112,476)
	Santander Consumer USA Holdings, Inc. (e)		(9,300)	(102,207)
				(325,443)
	Finance - Investment Banker/Broker (0.0%)‡
	Virtu Financial, Inc. Class A		(2,300)	(39,560)

	Finance - Mortgage Loan/Banker (0.1%)
	Arlington Asset Investment Corp. Class A		(4,200)	(58,506)
	Nationstar Mortgage Holdings, Inc. (e)		(5,800)	(73,254)
				(131,760)
	Finance - Other Services (0.1%)
	OzForex Group, Ltd.		(41,710)	(78,927)

	Food (0.5%)
	Amplify Snack Brands, Inc. (e)		(6,300)	(89,838)
	Blue Buffalo Pet Products, Inc. (e)		(4,300)	(110,424)
	Chocoladefabriken Lindt & Sprungli A.G.		(15)	(88,217)
■	Chocoladefabriken Lindt & Sprungli A.G. Registered		(2)	(141,302)
	Chr Hansen Holding A/S		(1,777)	(111,798)
	Snyder's-Lance, Inc.		(2,800)	(95,928)
				(637,507)
	Forest Products & Paper (0.1%)
	Deltic Timber Corp.		(1,000)	(68,920)

	Hand & Machine Tools (0.1%)
	Konecranes OYJ		(3,911)	(117,795)

	Health Care - Products (0.4%)
	Abiomed, Inc. (e)		(900)	(106,173)
	Accelerate Diagnostics, Inc. (e)		(1,900)	(37,335)
	Bio-Techne Corp.		(800)	(89,936)
	Cerus Corp. (e)		(15,200)	(112,328)
	GenMark Diagnostics, Inc. (e)		(6,100)	(64,965)
	Novocure, Ltd. (e)		(8,300)	(62,416)
	Rockwell Medical, Inc. (e)		(8,300)	(66,815)
				(539,968)
	Health Care - Services (0.6%)
	AAC Holdings, Inc. (e)		(4,500)	(102,015)
	Acadia Healthcare Co., Inc. (e)		(1,500)	(84,750)
	Adeptus Health, Inc. Class A (e)		(2,000)	(89,140)
	Amsurg Corp. (e)		(800)	(60,008)
	Brookdale Senior Living, Inc. (e)		(6,300)	(116,361)
	MEDNAX, Inc. (e)		(1,500)	(103,365)
	Surgery Partners, Inc. (e)		(5,500)	(99,715)
	Teladoc, Inc. (e)		(5,900)	(102,896)
				(758,250)
	Holding Company - Diversified (0.1%)
	Ackermans & van Haaren N.V.		(639)	(77,334)

	Home Builders (0.2%)
	CalAtlantic Group, Inc.		(2,800)	(101,388)
	LGI Homes, Inc. (e)		(2,900)	(99,557)
	William Lyon Homes Class A (e)		(5,600)	(97,160)
				(298,105)
	Insurance (0.2%)
	Ambac Financial Group, Inc. (e)		(3,000)	(54,540)
	Greenlight Capital Re, Ltd. Class A (e)		(3,200)	(66,016)
	Sampo OYJ Class A		(2,111)	(87,489)
	Trupanion, Inc. (e)		(1,000)	(15,080)
	WMIH Corp. (e)		(7,100)	(17,182)
				(240,307)
	Internet (0.4%)
	Chegg, Inc. (e)		(17,500)	(94,325)
	FireEye, Inc. (e)		(6,900)	(120,198)
	Pandora Media, Inc. (e)		(9,300)	(126,480)
	Rapid7, Inc. (e)		(7,600)	(106,248)
	Splunk, Inc. (e)		(1,900)	(118,826)
	TrueCar, Inc. (e)		(900)	(8,433)
				(574,510)
	Investment Companies (0.1%)
	Aker ASA Class A		(830)	(24,889)
	Kinnevik AB Class B		(4,390)	(111,943)
	Leonteq A.G. (e)		(616)	(40,009)
				(176,841)
	Investment Management/Advisory Services (0.1%)
	Platinum Asset Management, Ltd.		(22,148)	(101,998)
	VZ Holding A.G.		(32)	(9,575)
				(111,573)
	Iron & Steel (0.0%)‡
	Acerinox S.A.		(1,915)	(25,595)

	Lodging (0.2%)
	Extended Stay America, Inc.		(7,400)	(104,784)
	NH Hotel Group S.A. (e)		(23,408)	(106,513)
	Wynn Resorts, Ltd.		(1,000)	(97,950)
				(309,247)
	Machinery - Construction & Mining (0.1%)
	Outotec OYJ (e)		(18,005)	(87,081)

	Machinery - Diversified (0.4%)
	Cognex Corp.		(2,600)	(117,442)
	FLSmidth & Co. A/S		(2,518)	(101,234)
	Middleby Corp. (The) (e)		(500)	(60,190)
	Power Solutions International, Inc. (e)		(1,900)	(33,421)
	Roper Technologies, Inc.		(600)	(102,216)
	Zardoya Otis S.A.		(4,467)	(43,848)
	Zebra Technologies Corp. Class A (e)		(2,200)	(116,622)
				(574,973)
	Media (0.3%)
	APN News & Media, Ltd. (e)		(1,699)	(5,294)
	Liberty Broadband Corp. Class A (e)		(1,400)	(87,934)
	Liberty Broadband Corp. Class C (e)		(1,800)	(113,958)
	NZME, Ltd. (e)		(6,391)	(3,861)
	Promotora de Informaciones S.A. Class A (e)		(3,985)	(23,613)
	Singapore Press Holdings, Ltd.		(36,000)	(101,499)
				(336,159)
	Metal Fabricate & Hardware (0.1%)
	Sun Hydraulics Corp.		(1,600)	(48,320)
	Valmont Industries, Inc.		(800)	(104,760)
				(153,080)
	Mining (0.4%)
	Alumina, Ltd.		(97,256)	(97,930)
	Compass Minerals International, Inc.		(1,500)	(104,385)
	Newcrest Mining, Ltd. (e)		(3,849)	(73,126)
	Nyrstar N.V. (e)		(10,962)	(99,932)
	Royal Gold, Inc.		(1,400)	(118,356)
	Syrah Resources, Ltd. (e)		(7,345)	(25,453)
	U.S. Silica Holdings, Inc.		(300)	(10,341)
				(529,523)
	Miscellaneous - Manufacturing (0.1%)
	Proto Labs, Inc. (e)		(1,700)	(93,568)

	Oil & Gas (0.2%)
	Caltex Australia, Ltd.		(1,073)	(27,039)
	Cheniere Energy, Inc. (e)		(300)	(12,549)
	Cobalt International Energy, Inc. (e)		(3,500)	(5,215)
	Concho Resources, Inc. (e)		(100)	(12,420)
	Continental Resources, Inc. (e)		(300)	(13,215)
	Det Norske Oljeselskap ASA (e)		(918)	(11,599)
	DNO ASA (e)		(10,154)	(10,350)
	EQT Corp.		(100)	(7,286)
	Fairmount Santrol Holdings, Inc. (e)		(1,900)	(13,015)
	Laredo Petroleum, Inc. (e)		(1,300)	(13,026)
	Liquefied Natural Gas, Ltd. (e)		(299)	(140)
	Neste OYJ		(1,741)	(65,926)
	Oil Search, Ltd.		(2,141)	(11,536)
	Parsley Energy, Inc. Class A (e)		(400)	(11,404)
	Pioneer Natural Resources Co.		(100)	(16,257)
	Range Resources Corp.		(300)	(12,093)
	Ring Energy, Inc. (e)		(1,100)	(8,734)
				(251,804)
	Oil & Gas Services (0.1%)
	Core Laboratories N.V.		(100)	(11,681)
	Flotek Industries, Inc. (e)		(7,400)	(105,080)
	Frank's International N.V.		(600)	(7,392)
	Petroleum Geo-Services ASA (e)		(5,090)	(10,123)
	RPC, Inc. (e)		(900)	(13,041)
	Schoeller-Bleckmann Oilfield Equipment A.G.		(201)	(12,324)
				(159,641)
	Pharmaceuticals (1.0%)
	Aclaris Therapeutics, Inc. (e)		(600)	(11,820)
	Aerie Pharmaceuticals, Inc. (e)		(2,100)	(36,435)
	Aimmune Therapeutics, Inc. (e)		(3,300)	(39,567)
	Alkermes PLC (e)		(1,000)	(49,900)
	Amicus Therapeutics, Inc. (e)		(6,300)	(42,336)
	Avexis, Inc. (e)		(800)	(30,104)
	Axovant Sciences, Ltd. (e)		(2,800)	(41,440)
	Cempra, Inc. (e)		(2,100)	(37,737)
	Clovis Oncology, Inc. (e)		(2,400)	(34,272)
	DexCom, Inc. (e)		(1,300)	(119,899)
	Fagron (e)		(7,138)	(57,219)
	Flexion Therapeutics, Inc. (e)		(2,200)	(36,432)
	Global Blood Therapeutics, Inc. (e)		(2,000)	(35,760)
	Greencross, Ltd.		(11,741)	(62,636)
	Heron Therapeutics, Inc. (e)		(2,300)	(38,226)
	Intra-Cellular Therapies, Inc. (e)		(900)	(36,720)
	MannKind Corp. (e)		(37,500)	(37,125)
	NantKwest, Inc. (e)		(5,800)	(39,614)
	Neurocrine Biosciences, Inc. (e)		(2,300)	(115,529)
	Premier, Inc. Class A (e)		(3,400)	(111,180)
	Radius Health, Inc. (e)		(900)	(42,408)
	Revance Therapeutics, Inc. (e)		(1,200)	(16,188)
	Sarepta Therapeutics, Inc. (e)		(1,600)	(40,448)
	Seres Therapeutics, Inc. (e)		(1,100)	(12,034)
	Sirtex Medical, Ltd.		(2,694)	(64,429)
	Sorrento Therapeutics, Inc. (e)		(2,100)	(13,209)
	Synergy Pharmaceuticals, Inc. (e)		(9,500)	(38,760)
	TherapeuticsMD, Inc. (e)		(4,600)	(35,742)
	Vital Therapies, Inc. (e)		(900)	(5,598)
				(1,282,767)
	Pipelines (0.0%)‡
	Williams Cos., Inc. (The)		(500)	(11,985)

	Retail (1.2%)
	CarMax, Inc. (e)		(1,900)	(110,694)
	Chipotle Mexican Grill, Inc. (e)		(300)	(127,197)
	Cie Financiere Richemont S.A. Registered		(1,833)	(111,489)
	Domino's Pizza Enterprises, Ltd.		(1,002)	(57,262)
	Duluth Holdings, Inc. Class B (e)		(4,000)	(99,200)
	Dunkin' Brands Group, Inc.		(1,700)	(77,027)
	Habit Restaurants, Inc. (The) Class A (e)		(1,600)	(25,984)
	Hennes & Mauritz AB Class B		(1,944)	(58,727)
	J.C. Penney Co., Inc. (e)		(2,100)	(20,286)
	Lumber Liquidators Holdings, Inc. (e)		(5,700)	(85,671)
	MarineMax, Inc. (e)		(2,000)	(40,400)
	Mattress Firm Holding Corp. (e)		(3,300)	(98,472)
	Party City Holdco, Inc. (e)		(6,200)	(99,324)
	Restoration Hardware Holdings, Inc. (e)		(3,200)	(98,592)
	Sears Holdings Corp. (e)		(6,800)	(104,788)
	Shake Shack, Inc. Class A (e)		(2,500)	(100,025)
	Sportsman's Warehouse Holdings, Inc. (e)		(4,800)	(48,864)
	Wingstop, Inc.		(3,700)	(96,200)
	Zoe's Kitchen, Inc. (e)		(2,300)	(81,742)
				(1,541,944)
	Semiconductors (0.2%)
	Ams A.G.		(2,313)	(76,726)
	IPG Photonics Corp. (e)		(1,300)	(109,577)
	Nordic Semiconductor ASA (e)		(18,746)	(84,430)
				(270,733)
	Software (1.2%)
	2U, Inc. (e)		(2,100)	(73,458)
	Actua Corp. (e)		(300)	(2,994)
	Benefitfocus, Inc. (e)		(2,300)	(98,900)
	Black Knight Financial Services, Inc. Class A (e)		(2,900)	(112,665)
	Castlight Health, Inc. Class B (e)		(7,500)	(27,975)
	CyberArk Software, Ltd. (e)		(1,800)	(101,502)
	Evolent Health, Inc. Class A (e)		(1,200)	(28,248)
	Hortonworks, Inc. (e)		(8,900)	(104,219)
	Inovalon Holdings, Inc. Class A (e)		(6,000)	(111,720)
	Instructure, Inc. (e)		(1,000)	(21,740)
	MINDBODY, Inc. Class A (e)		(5,700)	(100,149)
	NetSuite, Inc. (e)		(1,400)	(152,390)
	Opera Software ASA		(202)	(1,269)
	pdvWireless, Inc. (e)		(1,000)	(21,500)
	ServiceNow, Inc. (e)		(1,000)	(74,920)
	SS&C Technologies Holding, Inc.		(3,600)	(115,992)
	Tyler Technologies, Inc. (e)		(700)	(114,114)
	Workday, Inc. Class A (e)		(1,400)	(116,676)
	Zynga, Inc. Class A (e)		(33,800)	(97,006)
				(1,477,437)
	Telecommunications (0.6%)
	Arista Networks, Inc. (e)		(1,600)	(114,032)
	Ascom Holding A.G. Registered		(667)	(11,390)
	Euskaltel S.A. (a)(e)		(4,580)	(41,097)
	Globalstar, Inc. (e)		(89,850)	(106,921)
	Loral Space & Communications, Inc. (e)		(2,800)	(98,364)
	Oclaro, Inc. (e)		(7,000)	(40,110)
	Palo Alto Networks, Inc. (e)		(900)	(117,801)
	TDC A/S		(21,474)	(113,025)
	Telenet Group Holding N.V. (e)		(1,129)	(53,550)
	TPG Telecom, Ltd.		(770)	(7,507)
	Vocus Communications, Ltd.		(1)	(7)
	Zayo Group Holdings, Inc. (e)		(3,800)	(107,540)
				(811,344)
	Transportation (0.2%)
	CAI International, Inc. (e)		(1,100)	(9,438)
	ComfortDelGro Corp., Ltd.		(34,100)	(71,725)
	D/S Norden A/S (e)		(2,974)	(44,519)
	Dorian LPG, Ltd. (e)		(800)	(4,936)
	GasLog, Ltd.		(900)	(12,033)
	Golar LNG, Ltd.		(800)	(13,568)
	Golden Ocean Group, Ltd. (e)		(8,600)	(5,762)
	Panalpina Welttransport Holding A.G. Registered		(188)	(25,450)
	Teekay Corp.		(1,700)	(10,540)
	Teekay Tankers, Ltd. Class A		(3,800)	(11,210)
				(209,181)
	Trucking & Leasing (0.1%)
	Textainer Group Holdings, Ltd.		(8,100)	(96,228)

	Total Common Stocks Sold Short (Proceeds $18,402,970)			(18,878,794)

	Exchange-Traded Funds Sold Short (2.8%) (i)
■	SPDR S&P 500 ETF Trust		(2,900)	(629,735)
■	United States Oil Fund, L.P. (e)		(294,700)	(2,876,272)
	Total Exchange-Traded Funds Sold Short (Proceeds $3,435,386)			(3,506,007)

	Total Investments Sold Short (Proceeds $21,838,356) (j)		(17.6)%	(22,384,801)

	Total Investments, Net of Investments Sold Short (Cost $100,923,586)		80.4	102,276,022
	Other Assets, Less Liabilities		19.6	24,910,186
	Net Assets		100.0%	$127,186,208

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2016, excluding short-term investments. May be subject to change daily.
■	Among the Fund’s 5 largest short positions as of July 31, 2016. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2016.
(c)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Illiquid security - As of July 31, 2016, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $436,685, which represented 0.3% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(g)	Interest rate shown represents yield to maturity.
(h)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for swap contracts.
(i)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(j)	As of July 31, 2016, cash in the amount of $21,927,591 was on deposit with brokers for short sale transactions.
(k)	As of July 31, 2016, cost was $122,761,942 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$2,803,087
Gross unrealized depreciation	(904,206)
Net unrealized appreciation	$1,898,881

As of July 31, 2016, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

EUR vs. U.S. Dollar	8/25/16	Societe Generale	EUR	20,788	$23,236	$26

Foreign Currency Sales Contracts				Contract Amount Sold	Contract Amount Purchased

Canadian Dollar vs. U.S. Dollar	9/16/16	Societe Generale	CAD	350,000	270,802	2,669
Euro vs. U.S. Dollar	8/25/16	Societe Generale	EUR	8,300,000	9,229,467	(58,041)
Euro vs. U.S. Dollar	9/16/16	Societe Generale		1,050,000	1,184,397	8,343
Pound Sterling vs. U.S. Dollar	8/25/16	Societe Generale	GBP	533,000	701,277	(4,369)
Swiss Franc vs. U.S. Dollar	9/16/16	Societe Generale	CHF	100,000	104,241	815
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(50,557)

As of July 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
Euro-Bobl	30	August 2016	$3,522	$(4,750)
Euro-Bobl	(30)	September 2016	(4,483,294)	(49,693)
Euro-Bund	(1)	September 2016	(187,612)	(5,726)
			$(4,667,384)	$(60,169)

1. As of July 31, 2016, cash in the amount of $119,504 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2016.

As of July 31, 2016, the Fund held the following centrally cleared interest rate swap contracts1:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$6,840,000	USD	6/23/2017	Fixed 0.877%	3-Month USD-LIBOR	$—	$(4,222)	$(4,222)
2,340,000	USD	1/22/2018	Fixed 0.870%	3-Month USD-LIBOR	—	(482)	(482)
900,000	USD	2/25/2018	Fixed 0.800%	3-Month USD-LIBOR	—	948	948
1,660,000	USD	6/23/2025	3-Month USD-LIBOR	Fixed 2.366%	—	153,452	153,452
165,000	USD	1/22/2026	3-Month USD-LIBOR	Fixed 1.836%	—	7,717	7,717
					$—	$157,413	$157,413

As of July 31, 2016, the Fund held the following centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]		(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Markit iTraxx Europe Crossover Series 23	6/20/2020	Buy	EUR	2,000	(5.00)%	$(147,237)	$(169,909)	$(22,672)
Markit iTraxx Europe Crossover Series 23	6/20/2020	Sell		2,000	5.00%	140,267	169,909	29,642
Markit iTraxx Europe Crossover Series 24	12/20/2020	Buy		2,850	(5.00)%	(169,316)	(230,484)	(61,168)
Markit iTraxx Europe Crossover Series 24	12/20/2020	Sell		2,850	5.00%	199,015	230,484	31,469
Markit iTraxx Europe Crossover Series 25	6/20/2021	Buy		2,000	(5.00)%	(200,029)	(178,692)	21,337
Markit iTraxx Europe Crossover Series 25	6/20/2021	Buy		300	(5.00)%	(30,849)	(26,804)	4,045
Markit iTraxx Europe Crossover Series 25	6/20/2021	Buy		500	(5.00)%	(38,174)	(44,673)	(6,499)
Markit iTraxx Europe Crossover Series 25	6/20/2021	Sell		1,000	5.00%	62,656	89,346	26,690
Markit iTraxx Europe Crossover Series 25	6/20/2021	Buy		200	(5.00)%	(17,479)	(17,869)	(390)
Markit iTraxx Europe Crossover Series 25	6/20/2021	Sell		300	5.00%	11,377	26,804	15,427
Markit iTraxx Europe Crossover Series 25	6/20/2021	Sell		500	5.00%	23,305	44,673	21,368
Markit iTraxx Europe Crossover Series 25	6/20/2021	Buy		700	(5.00)%	(50,905)	(62,542)	(11,637)
Markit iTraxx Europe Crossover Series 25	6/20/2021	Sell		400	5.00%	25,784	35,739	9,955
Markit iTraxx Europe Crossover Series 25	6/20/2021	Buy		500	(5.00)%	(41,544)	(44,673)	(3,129)
Markit iTraxx Europe Crossover Series 25	6/20/2021	Sell		750	5.00%	66,153	67,010	857
Markit iTraxx Europe Senior Financials Series 24	12/20/2020	Buy		700	(1.00)%	825	(5,372)	(6,197)
Markit iTraxx Europe Senior Financials Series 24	12/20/2020	Sell		700	1.00%	6,804	5,372	(1,432)
Markit iTraxx Europe Senior Financials Series 25	6/20/2021	Buy		700	(1.00)%	(4,324)	(3,147)	1,177
Markit CDX North American High Yield Series 26	6/20/2021	Sell		$7,080	5.00%	141,085	292,818	151,733
Markit CDX North American Investment Grade Series 26	6/20/2021	Sell		2,180	1.00%	19,117	27,127	8,010
						$(3,469)	$205,117	$208,586

As of July 31, 2016, the Fund held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]		(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Bayer A.G.
5.625%, 5/23/18	Societe Generale S.A.	6/20/2021	Buy	EUR	150	(1.00)%	$(3,785)	$(3,911)	$(126)
E.ON International Finance B.V.
6.375%, 5/29/17	BNP Paribas S.A.	6/20/2021	Buy		125	(1.00)%	465	(2,104)	(2,569)
Electricite de France S.A.
5.625%, 2/21/33	Societe Generale S.A.	6/20/2021	Buy		250	(1.00)%	(1,363)	(2,444)	(1,081)
Fortum Oyj
6.00%, 3/20/19	BNP Paribas S.A.	6/20/2021	Buy		150	(1.00)%	(895)	(2,717)	(1,822)
Orange S.A.
5.625%, 5/22/18	BNP Paribas S.A.	6/20/2021	Buy		250	(1.00)%	(4,105)	(6,014)	(1,909)
Total Capital S.A.
4.875%, 1/28/19	BNP Paribas S.A.	6/20/2021	Buy		200	(1.00)%	(3,856)	(5,117)	(1,261)
							$(13,539)	$(22,307)	$(8,768)

1. As of July 31, 2016, cash in the amount of $376,038 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at July 31, 2016.

Total Return Swap Contracts

Open OTC total return equity swap contracts as of July 31, 2016 were as follows1:

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Fund	Termination Date(s)	Notional Amount Long/(Short) (000)*	Unrealized Appreciation
Deutsche Bank	Aareal Bank A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2017	$98	$2,194
Deutsche Bank	AB Science S.A.	1 Month LIBOR BBA minus 13.00%	7/20/2017	(55)	3,011
Deutsche Bank	Aberdeen Asset Management PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	110	201
Deutsche Bank	Acacia Mining PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	20	7,308
Deutsche Bank	ACEA S.p.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	37	6,088
Deutsche Bank	Adocia	1 Month LIBOR BBA minus 10.25%	7/20/2017	(13)	1,105
Deutsche Bank	Allied Minds PLC	1 Month LIBOR BBA minus 8.00%	7/20/2017	(38)	11,066
Deutsche Bank	Altice N.V.	1 Month LIBOR BBA minus 0.45%	8/9/2016	(39)	1,941
Deutsche Bank	Amerisur Resources PLC	1 Month LIBOR BBA minus 8.00%	7/11/2017	(12)	1,777
Deutsche Bank	Anglo American PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	54	24,045
Deutsche Bank	AO World PLC	1 Month LIBOR BBA minus 6.00%	7/11/2017	(21)	3
Deutsche Bank	APERAM S.A.	1 Month LIBOR BBA plus 0.45%	8/9/2016	60	6,744
UBS AG	ARM Holdings PLC	1 Month LIBOR BBA plus 0.40%	3/1/2025	136	67
Deutsche Bank	AXA S.A.	1 Month LIBOR BBA plus 0.45%	3/1/2025	112	3,046
Morgan Stanley Capital Services LLC	Axiall Corp.	U.S. Federal Funds Rate plus 0.45%	3/1/2025	213	65
Deutsche Bank	Banca Generali S.p.A.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(22)	410
Deutsche Bank	Banca IFIS S.p.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	71	1,337
Deutsche Bank	Banca Monte dei Paschi di Siena S.p.A.	1 Month LIBOR BBA minus 11.00%	7/20/2017	(127)	90,517
Deutsche Bank	Banca Popolare dell'Emilia Romagna SC	1 Month LIBOR BBA minus 0.45%	7/20/2017	(107)	2,611
Deutsche Bank	Banca Popolare di Sondrio SCARL	1 Month LIBOR BBA minus 2.00%	7/20/2017	(78)	1,119
Deutsche Bank	Banco Popolare SC	1 Month LIBOR BBA minus 2.00%	7/20/2017	(84)	1,683
Deutsche Bank	Barclays PLC	1 Month LIBOR BBA minus 0.45%	7/20/2017	(119)	5,592
Deutsche Bank	BE Semiconductor Industries N.V.	1 Month LIBOR BBA plus 0.45%	8/9/2016	70	32,711
Deutsche Bank	BGEO Group PLC	1 Month LIBOR BBA plus 0.45%	7/11/2017	74	170
Deutsche Bank	BNP Paribas S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	113	3,145
Deutsche Bank	Carillion PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	77	2,767
Morgan Stanley Capital Services LLC	Carmike Cinemas, Inc.	U.S. Federal Funds Rate plus 0.45%	3/1/2025	161	3,132
Deutsche Bank	Carnival PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	112	2,803
Deutsche Bank	Centamin PLC	1 Month LIBOR BBA plus 0.45%	7/11/2017	1	6,355
Deutsche Bank	Cewe Stiftung & Co. KGAA	1 Month LIBOR BBA plus 0.45%	7/20/2017	27	1,771
Citibank NA	CNH Industrial N.V.	1 Month EURIBOR minus 0.40%	3/1/2025	(14)	298
Deutsche Bank	Credito Valtellinese SC	1 Month LIBOR BBA minus 4.75%	7/20/2017	(64)	4,803
Deutsche Bank	Deutsche Pfandbriefbank A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2017	46	1,628
Deutsche Bank	Drillisch A.G.	1 Month LIBOR BBA minus 6.00%	7/20/2017	(101)	2,431
Deutsche Bank	Entertainment One, Ltd.	1 Month LIBOR BBA plus 0.45%	7/11/2017	86	5,813
Deutsche Bank	Essentra PLC	1 Month LIBOR BBA minus 0.45%	7/11/2017	(98)	24,026
Deutsche Bank	Etablissements Maurel et Prom	1 Month LIBOR BBA minus 4.00%	7/20/2017	(11)	136
Deutsche Bank	Eurazeo S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	113	1,309
Deutsche Bank	Evonik Industries A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2017	81	1,922
Deutsche Bank	Evraz PLC	1 Month LIBOR BBA plus 0.45%	7/11/2017	33	9,689
Deutsche Bank	FinecoBank Banca Fineco S.p.A.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(62)	9,510
UBS AG	FMC Technologies, Inc.	U.S. Federal Funds Rate minus 0.40%	3/1/2025	(118)	8,677
UBS AG	Gamesa Corp. Tecnologica S.A.	1 Month LIBOR BBA plus 0.40%	3/1/2025	163	8,347
Deutsche Bank	Geox S.p.A.	1 Month LIBOR BBA minus 2.00%	7/20/2017	(5)	296
Deutsche Bank	Gerry Weber International A.G.	1 Month LIBOR BBA minus 4.00%	7/20/2017	(14)	1,084
Deutsche Bank	Glencore PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	2	565
Deutsche Bank	Grammer A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2017	57	6,322
Deutsche Bank	Groupe Eurotunnel S.E.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(117)	4,726
Deutsche Bank	HOCHTIEF A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2017	113	4,545
UBS AG	Home Retail Group PLC	1 Month LIBOR BBA plus 0.40%	3/1/2025	86	957
Morgan Stanley Capital Services LLC	Home Retail Group PLC	Sterling Overnight Interbank Average plus 0.55%	3/1/2025	191	2,123
Citibank NA	HSBC Holdings PLC	1 Month LIBOR BBA plus 0.40%	12/6/2016	44	2,994
Deutsche Bank	Hunting PLC	1 Month LIBOR BBA minus 0.45%	7/20/2017	(12)	1,135
Deutsche Bank	Indivior PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	64	39,802
Deutsche Bank	Innate Pharma S.A.	1 Month LIBOR BBA minus 2.50%	7/20/2017	(59)	1,947
Deutsche Bank	Intesa Sanpaolo S.p.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	5	225
Deutsche Bank	IPSOS	1 Month LIBOR BBA plus 0.45%	7/20/2017	102	8,703
UBS AG	J Sainsbury PLC	1 Month LIBOR BBA minus 1.50%	6/25/2018	(103)	7,143
Deutsche Bank	JCDecaux S.A.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(114)	4,052
Deutsche Bank	JD Sports Fashion PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	43	1,152
Deutsche Bank	Kingfisher PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	109	4,002
Deutsche Bank	Koenig & Bauer A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2017	49	1,680
Morgan Stanley Capital Services LLC	Koninklijke Ahold Delhaize N.V.	Euro OverNight Index Average plus 0.55%	3/30/2017	117	7,720
Deutsche Bank	Lloyds Banking Group PLC	1 Month LIBOR BBA minus 0.45%	7/20/2017	(118)	12,900
UBS AG	London Stock Exchange Group PLC	1 Month LIBOR BBA plus 0.40%	3/1/2025	86	10,289
Deutsche Bank	Lonmin PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	81	26,355
Deutsche Bank	Luxottica Group S.p.A.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(124)	14,333
Deutsche Bank	Majestic Wine PLC	1 Month LIBOR BBA minus 0.75%	7/11/2017	(5)	447
Deutsche Bank	Manz A.G.	1 Month LIBOR BBA minus 18.00%	7/20/2017	(14)	7,021
Deutsche Bank	Marie Brizard Wine & Spirits S.A.	1 Month LIBOR BBA minus 4.00%	7/20/2017	(53)	3,157
Deutsche Bank	METRO A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2017	111	2,869
Deutsche Bank	Morgan Crucible Co PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	14	1,364
Deutsche Bank	Nanoco Group PLC	1 Month LIBOR BBA minus 6.00%	7/11/2017	(31)	12,123
Deutsche Bank	Neopost S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	84	14,893
Deutsche Bank	Ocado Group PLC	1 Month LIBOR BBA minus 10.00%	7/11/2017	(110)	12,530
Deutsche Bank	OCI N.V.	1 Month LIBOR BBA minus 1.25%	8/9/2016	(107)	3,522
UBS AG	Orange S.A.	Euro OverNight Rate minus 0.45%	3/1/2025	(80)	5,857
Deutsche Bank	OSRAM Licht A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2017	101	4,407
Deutsche Bank	Petra Diamonds, Ltd.	1 Month LIBOR BBA plus 0.45%	7/11/2017	57	2,402
Deutsche Bank	Peugeot S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	121	4,605
Deutsche Bank	Polypipe Group plc	1 Month LIBOR BBA plus 0.45%	7/20/2017	30	133
Morgan Stanley Capital Services LLC	Poundland Group PLC	Sterling Overnight Interbank Average plus 0.55%	3/1/2025	532	35,350
Citibank NA	Premier Farnell PLC	1 Month LIBOR BBA plus 0.65%	12/6/2016	43	363
Deutsche Bank	Premier Foods PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	47	6,581
Deutsche Bank	Rallye S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	66	2,856
Deutsche Bank	Renault S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	50	1,119
Deutsche Bank	Royal Bank of Scotland Group PLC	1 Month LIBOR BBA minus 0.45%	7/20/2017	(121)	9,784
Citibank NA	SABMiller PLC	1 Month LIBOR BBA plus 0.40%	3/1/2025	341	4,803
Deutsche Bank	Safilo Group S.p.A.	1 Month LIBOR BBA minus 3.50%	7/20/2017	(12)	1,480
Deutsche Bank	Sage Group PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	112	3,859
Deutsche Bank	Salzgitter A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2017	95	4,858
Deutsche Bank	Saras S.p.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	64	280
Deutsche Bank	SEB S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	14	1,743
Deutsche Bank	SFR Group S.A.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(4)	385
Deutsche Bank	SGL Carbon S.E.	1 Month LIBOR BBA minus 9.00%	7/20/2017	(84)	13,463
Morgan Stanley Capital Services LLC	Shire PLC	Sterling Overnight Interbank Average plus 0.55%	3/1/2025	117	4,405
Deutsche Bank	SMA Solar Technology A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2017	95	5,580
Deutsche Bank	Societa Cattolica di Assicurazioni SCRL	1 Month LIBOR BBA plus 0.45%	7/20/2017	25	3,278
Deutsche Bank	Societe BIC S.A.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(116)	1,307
Deutsche Bank	Software A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2017	96	12,384
Citibank NA	Standard Chartered PLC	1 Month LIBOR BBA plus 0.40%	3/1/2025	23	1,169
UBS AG	Starwood Hotels & Resorts Worldwide, Inc.	1 Month LIBOR BBA plus 0.35%	3/1/2025	480	18,839
Deutsche Bank	STMicroelectronics N.V.	1 Month LIBOR BBA plus 0.45%	7/20/2017	113	16,850
Citibank NA	Swatch Group A.G.	1 Month LIBOR BBA minus 0.40%	3/1/2025	(65)	8,386
Deutsche Bank	Ted Baker PLC	1 Month LIBOR BBA minus 0.45%	7/20/2017	(71)	3,613
UBS AG	Telecom Italia S.p.A.	1 Month LIBOR BBA plus 0.40%	3/1/2025	68	4,733
Deutsche Bank	Telecom Italia S.p.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	113	13,158
Deutsche Bank	Telecom Plus PLC	1 Month LIBOR BBA minus 3.50%	7/20/2017	(68)	2,338
Deutsche Bank	Television Francaise 1	1 Month LIBOR BBA minus 1.25%	7/20/2017	(20)	4,542
Deutsche Bank	Thomas Cook Group PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	71	7,108
Deutsche Bank	Tod's S.p.A.	1 Month LIBOR BBA minus 6.00%	7/20/2017	(115)	3,663
Deutsche Bank	TomTom N.V.	1 Month LIBOR BBA minus 1.25%	8/9/2016	(110)	4,613
Deutsche Bank	Tullett Prebon PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	1	58
Deutsche Bank	Ubisoft Entertainment S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	36	17,070
Morgan Stanley Capital Services LLC	Ubisoft Entertainment S.A.	Euro OverNight Index Average plus 0.55%	3/1/2025	219	6,321
Deutsche Bank	Vallourec S.A.	1 Month LIBOR BBA minus 2.25%	7/20/2017	(12)	109
Deutsche Bank	Wm Morrison Supermarkets PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	38	972
Deutsche Bank	Zoopla Property Group PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	1	6
				$3,548	$771,179

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Fund	Termination Date(s)	Notional Amount Long/(Short) (000)*	Unrealized Depreciation
Deutsche Bank	Accor S.A.	1 Month LIBOR BBA minus 0.45%	7/20/2017	$(112)	$(1,505)
Citibank NA	Alibaba Group Holding, Ltd.	1 Month LIBOR BBA minus 0.35%	3/1/2025	(93)	(3,206)
UBS AG	Alibaba Group Holding, Ltd.	U.S. Federal Funds Rate minus 0.40%	3/1/2025	(51)	(1,755)
UBS AG	AstraZeneca PLC	1 Month LIBOR BBA minus 0.40%	3/1/2025	(45)	(6,389)
Deutsche Bank	Biesse S.p.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	29	(5,005)
Deutsche Bank	Bollore S.A.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(115)	(6,499)
Deutsche Bank	Brunello Cucinelli S.p.A.	1 Month LIBOR BBA minus 4.50%	7/20/2017	(57)	(519)
UBS AG	Buzzi Unicem S.p.A.	Euro OverNight Rate minus 0.45%	3/1/2025	(67)	(6,777)
Deutsche Bank	Cairo Communication S.p.A.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(13)	(2,708)
Deutsche Bank	Casino Guichard Perrachon S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	111	(3,801)
Morgan Stanley Capital Services LLC	Cisco Systems, Inc.	U.S. Federal Funds Rate minus 0.30%	3/1/2025	(127)	(7,218)
Deutsche Bank	CNP Assurances	1 Month LIBOR BBA plus 0.45%	7/20/2017	115	(4,835)
Deutsche Bank	Cobham PLC	1 Month LIBOR BBA minus 0.45%	7/11/2017	(72)	(19,227)
Deutsche Bank	Credit Agricole S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	115	(1,196)
UBS AG	Danieli & C Officine Meccaniche S.p.A.	Euro OverNight Rate minus 0.45%	3/1/2025	(36)	(1,886)
Citibank NA	Darty Plc	1 Month LIBOR BBA plus 0.40%	3/1/2025	90	(1,030)
Morgan Stanley Capital Services LLC	Darty Plc	Sterling Overnight Interbank Average plus 0.55%	3/1/2025	306	(3,512)
Deutsche Bank	DBV Technologies S.A.	1 Month LIBOR BBA minus 4.00%	7/20/2017	(49)	(3,364)
Deutsche Bank	Debenhams PLC	1 Month LIBOR BBA plus 0.45%	7/11/2017	124	(29,729)
Deutsche Bank	Delta Lloyd N.V.	1 Month LIBOR BBA plus 0.45%	8/9/2016	113	(12,585)
Deutsche Bank	Deutz A.G.	1 Month LIBOR BBA plus 0.45%	7/20/2017	47	(233)
Deutsche Bank	Electrocomponents PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	36	(47)
Deutsche Bank	Eramet	1 Month LIBOR BBA minus 13.00%	7/20/2017	(59)	(16,228)
Deutsche Bank	esure Group PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	55	(2,887)
Deutsche Bank	Europcar Groupe S.A.	1 Month LIBOR BBA minus 1.25%	7/20/2017	(20)	(747)
Citibank NA	Ferrari N.V.	1 Month EURIBOR minus 0.40%	3/1/2025	(8)	(667)
Citibank NA	Fiat Chrysler Automobiles N.V.	1 Month EURIBOR minus 0.40%	3/1/2025	(108)	(3,154)
Deutsche Bank	Flow Traders	1 Month LIBOR BBA minus 0.45%	8/9/2016	(22)	(335)
Deutsche Bank	Galapagos N.V.	1 Month LIBOR BBA minus 3.00%	8/9/2016	(97)	(5,397)
Deutsche Bank	Genfit	1 Month LIBOR BBA minus 15.00%	7/20/2017	(55)	(1,291)
Deutsche Bank	Go-Ahead Group PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	1	(225)
Deutsche Bank	GRENKE A.G.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(36)	(3,949)
Deutsche Bank	GW Pharmaceuticals PLC	1 Month LIBOR BBA minus 0.45%	7/20/2017	(29)	(311)
Deutsche Bank	Hargreaves Lansdown PLC	1 Month LIBOR BBA minus 0.45%	7/20/2017	(114)	(215)
Citibank NA	Henkel AG & Co. KGaA	1 Month EURIBOR minus 0.40%	3/1/2025	(140)	(844)
Deutsche Bank	Hermes International	1 Month LIBOR BBA minus 0.45%	7/20/2017	(88)	(15,232)
Deutsche Bank	Imagination Technologies Group PLC	1 Month LIBOR BBA minus 1.75%	7/11/2017	(26)	(322)
Deutsche Bank	Infrastrutture Wireless Italiane S.p.A.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(38)	(2,162)
Deutsche Bank	International Personal Finance PLC	1 Month LIBOR BBA minus 0.45%	7/20/2017	(1)	(15)
Citibank NA	iShares Nasdaq Biotechnology ETF	1 Month LIBOR BBA minus 1.40%	3/1/2025	(51)	(4,671)
Deutsche Bank	J Sainsbury PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	11	(1,296)
Deutsche Bank	KAZ Minerals PLC	1 Month LIBOR BBA minus 10.00%	7/20/2017	(109)	(677)
UBS AG	Lagardere SCA	Euro OverNight Rate minus 0.45%	3/1/2025	(85)	(11,957)
Deutsche Bank	Lancashire Holdings, Ltd.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(7)	(465)
Deutsche Bank	Maire Tecnimont S.p.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	35	(2,742)
UBS AG	Marriott International, Inc.	U.S. Federal Funds Rate minus 1.08%	3/1/2025	(234)	(12,762)
Deutsche Bank	Mediaset S.p.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	101	(17,088)
Deutsche Bank	Meggitt PLC	1 Month LIBOR BBA plus 0.45%	7/11/2017	115	(134)
UBS AG	Merck KGaA	Euro OverNight Rate minus 0.45%	3/1/2025	(57)	(5,017)
Deutsche Bank	MorphoSys A.G.	1 Month LIBOR BBA minus 1.50%	7/20/2017	(100)	(794)
Deutsche Bank	NN Group N.V.	1 Month LIBOR BBA plus 0.45%	8/9/2016	124	(11,248)
Deutsche Bank	Poste Italiane S.p.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	101	(3,296)
Deutsche Bank	Premier Oil PLC	1 Month LIBOR BBA plus 0.45%	7/20/2017	23	(1,005)
Deutsche Bank	Rational A.G.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(32)	(761)
Deutsche Bank	Rizzoli Corriere Della Sera Mediagroup S.p.A.	1 Month LIBOR BBA minus 4.50%	7/20/2017	(13)	(1,522)
Morgan Stanley Capital Services LLC	Rizzoli Corriere Della Sera Mediagroup S.p.A.	Euro OverNight Index Average plus 0.55%	3/1/2025	273	(50,000)
Morgan Stanley Capital Services LLC	Saft Groupe S.A.	Euro OverNight Index Average plus 0.55%	3/1/2025	206	(1,763)
Deutsche Bank	Saipem S.p.A.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(11)	(119)
Deutsche Bank	Salvatore Ferragamo S.p.A.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(100)	(7,363)
Morgan Stanley Capital Services LLC	Schlumberger, Ltd.	U.S. Federal Funds Rate minus 0.30%	3/1/2025	(233)	(2,895)
Deutsche Bank	Serco Group PLC	1 Month LIBOR BBA minus 0.45%	7/11/2017	(2)	(1,257)
Deutsche Bank	Societe Generale S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	128	(14,110)
Deutsche Bank	SPIE S.A.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(7)	(478)
Deutsche Bank	Sports Direct International PLC	1 Month LIBOR BBA minus 0.45%	7/20/2017	(101)	(7,991)
Deutsche Bank	St James's Place PLC	1 Month LIBOR BBA minus 0.45%	7/20/2017	(111)	(5,827)
UBS AG	Staples, Inc.	U.S. Federal Funds Rate minus 0.40%	3/1/2025	(47)	(2,259)
Citibank NA	Swatch Group A.G.	1 Month LIBOR BBA plus 0.40%	3/1/2025	64	(8,879)
UBS AG	Telecom Italia S.p.A.	Euro OverNight Rate plus 1.00%	3/1/2025	(54)	(1,842)
Deutsche Bank	thyssenkrupp A.G.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(44)	(5,775)
Deutsche Bank	Travis Perkins PLC	1 Month LIBOR BBA minus 0.45%	7/20/2017	(108)	(3,603)
Deutsche Bank	Trigano S.A.	1 Month LIBOR BBA plus 0.45%	7/20/2017	16	(1,105)
Deutsche Bank	Unione di Banche Italiane S.p.A.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(109)	(2,400)
Deutsche Bank	Vedanta Resources PLC	1 Month LIBOR BBA minus 10.00%	7/20/2017	(89)	(19,906)
UBS AG	Vinci S.A.	Euro OverNight Rate minus 0.45%	3/1/2025	(48)	(2,818)
UBS AG	VMware, Inc.	U.S. Federal Funds Rate minus 2.50%	3/1/2025	(81)	(16,677)
Deutsche Bank	Vossloh A.G.	1 Month LIBOR BBA minus 2.00%	7/20/2017	(11)	(237)
Deutsche Bank	Yoox Net-A-Porter Group S.p.A.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(92)	(8,681)
Deutsche Bank	Zalando S.E.	1 Month LIBOR BBA minus 0.45%	7/20/2017	(101)	(16,785)
Deutsche Bank	Zodiac Aerospace	1 Month LIBOR BBA minus 0.45%	7/20/2017	(104)	(8,682)
Deutsche Bank	zooplus A.G.	1 Month LIBOR BBA minus 1.25%	7/20/2017	(19)	(274)
				$(1,499)	$(444,168)

Open OTC total return basket swap contracts as of July 31, 2016 were as follows:

Swap Counterparty	Reference Obligation	Rate (Paid)/Received by the Fund	Termination Date	Notional Amount (000)*	Unrealized Appreciation / (Depreciation)
Credit Suisse	Credit Suisse Backwardation Long/Short Excess Return Index **	0.60%	5/31/2017	$1,813	$(1)
Credit Suisse	Credit Suisse Custom 24A Excess Return Index **	1.50%	5/31/2017	2,096	-
Credit Suisse	Credit Suisse Custom 88 Enhanced Excess Return Index **	0.60%	5/31/2017	2,719	-
Credit Suisse	Credit Suisse Dividend Alpha ER Index	0.25%	5/31/2017	2,102	270
Credit Suisse	Credit Suisse GAINS 01E Long/Short Excess Return Index **	1.25%	5/31/2017	1,815	1
JPMorgan Chase Bank	JPMorgan JMAB125E Index	0.00%	10/31/2016	1,266	-
JPMorgan Chase Bank	JPMorgan Volemont Strategy Index	0.00%	10/31/2016	1,010	-
Societe Generale	SGI BOSS 3% Index	0.60%	5/31/2017	2,397	(3)
Societe Generale	SGI FX Smile Premium G4 Index	0.60%	5/31/2017	2,419	4
Societe Generale	SGI Smart Market Neutral Commodity 2 Index **	0.60%	5/31/2017	2,445	(5,733)
Societe Generale	SGI US Gravity Index	0.60%	5/31/2017	1,467	-
				$21,549	$(5,462)

Open OTC Candriam proprietary total return swap contracts as of July 31, 2016 were as follows:

Swap Counterparty	Reference Obligation	Description	Unrealized Appreciation / (Depreciation)
Societe Generale Newedge UK Limited	Candriam IG Diversified Futures Index **	Total return swap with Societe Generale Newedge UK Limited (“SG Newedge UK”). The swap provides exposure to the total returns of the Candriam Alternative Return Systemat program, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $23,580,805)***	$151,068
Societe Generale Newedge UK Limited	Candriam Global Alpha Index	Total return swap with SG Newedge UK. The swap provides exposure to the returns of the exchange-traded derivatives and OTC foreign exchange forwards for the Candriam Global Alpha strategy, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $7,053,906)****	(14,209)
Societe Generale Newedge UK Limited	Candriam Global Opportunities Index	Total return swap with SG Newedge UK. The swap provides exposure to the returns of the exchange-traded derivatives and OTC foreign exchange forwards for the Candriam Global Opportunities strategy, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $6,956,915)****	(20,778)
			$116,081

The summaries below provide a breakdown of the derivative contracts comprising the index components of the above Candriam proprietary total return swaps as of July 31, 2016:

Candriam IG Diversified Futures Index

Ticker	Description	Sector	Notional Amount (000)*
ADU6	Australian Dollar CME Sep16	Foreign Currency	6,908
BPU6	British Pound CME Sep16	Foreign Currency	(9,770)
C Z6	Corn Dec16	Agricultural	(6,547)
CDU6	Canadian Dollar CME Sep16	Foreign Currency	1,764
CFQ6	CAC Index Aug16	Equity Index	(2,531)
CLU6	Crude Oil Sep16	Energy	(3,078)
COV6	Brent Crude Oct16	Energy	(1,785)
CTZ6	Cotton Dec16	Agricultural	7,478
DMU6	Mini Dow Sep16	Equity Index	11,935
ECU6	EUR/USD CME Sep16	Foreign Currency	(5,741)
EDH9	Euro Dollars Mar19	Financials	176,271
ESU6	E-mini S&P Sep16	Equity Index	(21,249)
FVU6	U.S. 5 Year Note Sep16	Financials	38,801
GCZ6	Gold CMX Dec16	Metals	18,598
GXU6	DAX Index Sep16	Equity Index	(2,886)
HGU6	High Grade Copper Sep16	Metals	8,553
HIQ6	Hang Seng Index Aug16	Equity Index	7,718
HOU6	Heating Oil Sep16	Energy	(5,327)
IKU6	Euro BTP Futures Sep16	Financials	35,468
JBU6	Japan Govt Bond Tiffe Sep16	Financials	1,496
JYU6	Japanese Yen CME Sep16	Foreign Currency	12,029
KEU6	Korean Bond Sep16	Financials	233,561
L H9	British Pound Mar19	Financials	226,888
LAU6	Aluminum LME Sep16	Metals	2,788
LCV6	Live Cattle Oct16	Agricultural	(9,206)
LXU6	Zinc LME Sep16	Metals	12,783
NGU6	Natural Gas Sep16	Energy	11,303
NIU6	Nikkei Index Sep16	Equity Index	(1,950)
NQU6	E-mini Nasdaq Sep16	Equity Index	(10,210)
NVU6	New Zealand Dollar CME Sep16	Foreign Currency	15,927
OATU6	Euro Oat Futures Sep16	Financials	33,537
PEU6	Mexican Peso CME Sep16	Foreign Currency	(11,159)
RAU6	South African Rand CME Sep16	Foreign Currency	(2,996)
RTAU6	E-mini Russell Sep16	Equity Index	5,598
RXU6	Euro Bund Sep16	Financials	35,646
RYU6	EUR/JPY CME Sep16	Foreign Currency	(12,297)
S X6	Soybeans Nov16	Agricultural	(2,207)
SBV6	Sugar Oct16	Agricultural	6,401
SIU6	Sugar Oct16	Metals	7,834
TPU6	Topix Index Sep16	Equity Index	(781)
TYU6	U.S. 10 Year Notes Sep16	Financials	30,069
USU6	U.S. Treasury Bond Sep16	Financials	14,478
UXQ6	CFE VIX Aug16	Equity Index	(4,203)
VGU6	Euro STOXX 50 Sep16	Equity Index	(5,136)
W U6	Wheat Sep16	Agricultural	(4,587)
XBU6	Gasoline Blendstock Sep16	Energy	(6,594)
XPU6	SFE SPI 200 Sep16	Equity Index	210
Z U6	FTSE Index Sep16	Equity Index	3,799

Candriam Global Alpha Index

Ticker	Description	Sector	Notional Amount (000)*
2EZ6C	2 Year Midcurve Dec16	Financials	(242)
2EZ6P	2 Year Midcurve Dec16	Financials	18
ADU6	Australian Dollar CME Sep16	Foreign Currency	(1,518)
BPQ6P	British Pound CME Aug16	Foreign Currency	0 ‡
BPU6	British Pound CME Sep16	Foreign Currency	(2,318)
BPU6C	British Pound CME Sep16	Foreign Currency	(9)
BPU6C	British Pound CME Sep16	Foreign Currency	(2)
BPU6P	British Pound CME Sep16	Foreign Currency	(74)
CDU6	Canadian Dollar CME Sep16	Foreign Currency	4,754
CXQ6C	Euro STOXX Banks Aug16	Equity Index	(2)
CXQ6P	Euro STOXX Banks Aug16	Equity Index	(125)
CXZ6C	Euro STOXX Banks Dec16	Equity Index	(6)
CXZ6P	Euro STOXX Banks Dec16	Equity Index	(143)
ECU6	EUR/USD CME Sep16	Foreign Currency	(840)
ECV6P	EUR/USD CME Oct16	Foreign Currency	(10)
ESU6	E-mini S&P Sep16	Equity Index	(4,662)
ESU6C	E-mini S&P Sep16	Equity Index	(81)
ESU6P	E-mini S&P Sep16	Equity Index	(118)
ESU6P	E-mini S&P Sep16	Equity Index	(124)
ESZ6C	E-mini S&P Dec16	Equity Index	658
ESZ6C	E-mini S&P Dec16	Equity Index	(451)
ESZ6P	E-mini S&P Dec16	Equity Index	(45)
FVU6	U.S. 5 Year Note Sep16	Financials	(1,952)
FWDUSDNOK	USD vs. NOK Sep16	Foreign Currency	(1,403)
IHQ6	SGX Nifty 50 Futures Aug16	Equity Index	2,172
IKU6	Euro BTP Futures Sep16	Financials	13,604
IXQ6C	Mini H-shares Index Aug16	Equity Index	186
IXQ6P	Mini H-shares Index Aug16	Equity Index	(29)
JSU6	Euro STOXX 600 Sep16	Equity Index	(2,090)
JYU6C	Japanese Yen CME Sep16	Foreign Currency	(149)
KGU6	STOXX 600 Oil & Gas Sep16	Equity Index	1,097
MESU6	Mini MSCI Emerging Markets Index Sep16	Equity Index	705
OEU6	Euro Bobl Sep16	Financials	(2,242)
OGU6	Euro STOXX 600 Sep16	Equity Index	2,079
OVQ6P	Euro STOXX 50 VSTOXX Aug16	Equity Index	795
OVQ6P	Euro STOXX 50 VSTOXX Aug16	Equity Index	(252)
OVQ6P	Euro STOXX 50 VSTOXX Aug16	Equity Index	(531)
PEU6	Mexican Peso CME Sep16	Foreign Currency	3,870
RAU6	South African Rand CME Sep16	Foreign Currency	(3,887)
RXU6	Euro Bund Sep16	Financials	(4,690)
RXU6	Euro Bund Sep16	Financials	(2)
RXV6C	Euro Bund Oct16	Financials	(194)
SEU6P	Euro STOXX 50 Sep16	Equity Index	(1)
SEU6P	Euro STOXX 50 Sep16	Equity Index	(44)
SFQ6C	Swiss Franc CME Aug16	Foreign Currency	(1)
SFU6	Swiss Franc CME Sep16	Foreign Currency	1,941
SFV6P	Swiss Franc CME Oct16	Foreign Currency	(8)
SFV6P	Swiss Franc CME Oct16	Foreign Currency	24
TYU6	U.S. 10 Year Notes Sep16	Financials	(2,395)
TYU6C	U.S. 10 Year Notes Sep16	Financials	(5)
TYZ6C	U.S. 10 Year Notes Dec16	Financials	(67)
TYZ6P	U.S. 10 Year Notes Dec16	Financials	45
TYZ6P	U.S. 10 Year Notes Dec16	Financials	(21)
VGU6	Euro STOXX 50 Sep16	Equity Index	(2,034)
X5Q6C	S&P 500 Aug16	Equity Index	(181)
X5Q6C	S&P 500 Aug16	Equity Index	280
X5Q6C	S&P 500 Aug16	Equity Index	(76)
XMU6	U.S. 10 Year Notes Sep16	Financials	3,206
XPU6	SFE SPI 200 Sep16	Equity Index	(2,307)

Candriam Global Opportunities Index

Ticker	Description	Sector	Notional Amount (000)*
2EZ6C	2 Year Midcurve Dec16	Financials	(230)
2EZ6C	2 Year Midcurve Dec16	Financials	(23)
2EZ6P	2 Year Midcurve Dec16	Financials	20
2EZ6P	2 Year Midcurve Dec16	Financials	21
ADU6	Australian Dollar CME Sep16	Foreign Currency	(1,670)
BPU6	British Pound CME Sep16	Foreign Currency	(1,490)
CDU6	Canadian Dollar CME Sep16	Foreign Currency	(1,687)
CXQ6C	Euro STOXX Banks Aug16	Equity Index	48
CXQ6C	Euro STOXX Banks Aug16	Equity Index	(21)
CXQ6C	Euro STOXX Banks Aug16	Equity Index	(8)
CXU6C	Euro STOXX Banks Sep16	Equity Index	33
CXU6C	Euro STOXX Banks Sep16	Equity Index	(14)
CXU6P	Euro STOXX Banks Sep16	Equity Index	(11)
FWDUSDHKD	USD vs. HKD Jan17	Foreign Currency	(330)
FWDUSDKRW	USD vs. KRW Dec16	Foreign Currency	(1,336)
IBQ6	IBEX 35 Index Aug16	Equity Index	3,450
IKU6	Euro BTP Futures Sep16	Equity Index	6,154
JYU6	Japanese Yen CME Sep16	Foreign Currency	2,209
KEU6	Korean Bond Sep16	Financials	26,392
NQU6	E-mini Nasdaq Sep16	Equity Index	11,439
RTAU6	E-mini Russell Sep16	Equity Index	(365)
TYU6	U.S. 10 Year Notes Sep16	Financials	(13,704)
TYU6C	U.S. 10 Year Notes Sep16	Financials	(43)
TYU6P	U.S. 10 Year Notes Sep16	Financials	(7)
TYU6P	U.S. 10 Year Notes Sep16	Financials	17
VGU6	Euro STOXX 50 Sep16	Equity Index	(3,468)

1. As of July 31, 2016, cash in the amount of $1,380,071 was on deposit with brokers for total return equity swap contracts.

* Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.

** The total return swap is held in the MainStay Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay Absolute Return Multi-Strategy Fund.

*** The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded futures in relation to any commodity, currency, interest rate, bond or equity index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on June 24, 2015 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

**** The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded derivatives and over the counter derivatives. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on February 26, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

‡ Amount represents less than $500.

The following abbreviations are used in the preceding pages:
BTP	—Buoni del Tesoro Poliennali
CAC	—Cotation Assiste´e en Continu
CAD	—Canadian Dollar
CFE	—CBOE Futures Exchange
CHF	—Swiss Franc
CME	—Chicago Mercantile Exchange
DAX	—Deutscher Aktienindex
ETF	—Exchange-Traded Fund
EUR	—Euro
FTSE	—Financial Times Stock Exchange
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
IBEX	—Índice Bursátil Español Exchange
JPY	—Japanese Yen
KRW	—South Korean Won
LME	—London Metal Exchange
NOK	—Norwegian Krone
SFE SPI	—Sydney Futures Exchange Share Price Index
SGX	—Singapore Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
USD	—United States Dollar
VIX	—CBOE Volatility Index

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$9,205,492	$—	$9,205,492
Foreign Bonds	—	8,483,087	—	8,483,087
U.S. Government	—	1,520,507	—	1,520,507
Total Long-Term Bonds	—	19,209,086	—	19,209,086
Common Stocks	30,445,132	—	—	30,445,132
Short-Term Investments
Repurchase Agreement	—	58,196,622	—	58,196,622
U.S. Government	—	16,809,983	—	16,809,983
Total Short-Term Investments	—	75,006,605	—	75,006,605
Total Investments in Securities	30,445,132	94,215,691	—	124,660,823
Other Financial Instruments
Candriam Proprietary Total Return Swap Contracts (b)	—	151,068	—	151,068
Credit Default Swap Contracts (b)	—	321,709	—	321,709
Foreign Currency Forward Contracts (b)	—	11,853	—	11,853
Interest Rate Swap Contracts (b)	—	162,117	—	162,117
Total Return Basket Swap Contracts (b)	—	275	—	275
Total Return Equity Swap Contracts (b)	—	771,179	—	771,179
Total Other Financial Instruments	—	1,418,201	—	1,418,201
Total Investments in Securities and Other Financial Instruments	$30,445,132	$95,633,892	$—	$126,079,024

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(18,878,794)	$—	$—	$(18,878,794)
Exchange-Traded Funds Sold Short	(3,506,007)	—	—	(3,506,007)
Total Investments in Securities Sold Short	(22,384,801)	—	—	(22,384,801)
Other Financial Instruments
Candriam Proprietary Total Return Swap Contracts (b)	—	(34,987)	—	(34,987)
Credit Default Swap Contracts (b)	—	(121,891)	—	(121,891)
Foreign Currency Forward Contracts (b)	—	(62,410)	—	(62,410)
Futures Contracts (b)	(60,169)	—	—	(60,169)
Interest Rate Swap Contracts (b)	—	(4,704)	—	(4,704)
Total Return Basket Swap Contracts (b)	—	(5,737)	—	(5,737)
Total Return Equity Swap Contracts (b)	—	(444,168)	—	(444,168)
Total Other Financial Instruments	(60,169)	(673,897)	—	(734,066)
Total Investments in Securities Sold Short and Other Financial Instruments	$(22,444,970)	$(673,897)	$—	$(23,118,867)

(a)	For a complete listing of investments and their industries, see the Consolidated Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Consolidated Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Advantaged Short Term Bond Fund

Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 92.7%†
	Corporate Bonds 13.1%
	Agriculture 0.3%
	Japan Tobacco, Inc. 2.10%, due 7/23/18 (a)	$1,070,000	$1,083,221
	Auto Manufacturers 0.5%
	Daimler Finance North America LLC 1.375%, due 8/1/17 (a)	380,000	379,638
	Ford Motor Credit Co. LLC 2.375%, due 3/12/19	1,500,000	1,524,968
			1,904,606
	Banks 7.0%
	Bank of America Corp.
	2.00%, due 1/11/18	305,000	307,015
	2.65%, due 4/1/19	1,710,000	1,753,420
	5.65%, due 5/1/18	1,000,000	1,068,949
	BB&T Corp. 1.60%, due 8/15/17	915,000	919,947
	Capital One N.A. 1.50%, due 3/22/18	1,000,000	998,996
	Citigroup, Inc. 2.55%, due 4/8/19	2,975,000	3,046,224
	Citizens Bank N.A.
	2.30%, due 12/3/18	900,000	911,633
	2.50%, due 3/14/19	310,000	315,218
	Goldman Sachs Group, Inc. (The)
	2.90%, due 7/19/18	1,080,000	1,108,724
	7.50%, due 2/15/19	2,000,000	2,282,434
	HSBC USA, Inc. 2.25%, due 6/23/19	1,000,000	1,009,652
	Huntington National Bank (The) 2.20%, due 11/6/18	2,000,000	2,026,688
	JPMorgan Chase & Co. 6.30%, due 4/23/19	3,000,000	3,377,388
	Morgan Stanley
	2.45%, due 2/1/19	2,400,000	2,453,705
	7.30%, due 5/13/19	1,000,000	1,147,230
	Wells Fargo & Co. 2.125%, due 4/22/19	1,709,000	1,745,699
			24,472,922
	Biotechnology 0.3%
	Celgene Corp. 2.30%, due 8/15/18	900,000	917,459

	Food 0.4%
	J.M. Smucker Co. (The) 1.75%, due 3/15/18	205,000	206,490
	Sysco Corp. 5.375%, due 3/17/19	1,000,000	1,095,130
			1,301,620
	Health Care - Products 0.3%
	Stryker Corp. 2.00%, due 3/8/19	975,000	991,667

	Insurance 0.8%
	American International Group, Inc. 2.30%, due 7/16/19	2,000,000	2,048,948
	Voya Financial, Inc. 2.90%, due 2/15/18	763,000	778,003
			2,826,951
	Miscellaneous - Manufacturing 0.2%
	3M Co. 1.375%, due 9/29/16	660,000	660,771

	Oil & Gas 0.8%
	Chevron Corp. 4.95%, due 3/3/19	445,000	486,669
	Phillips 66 2.95%, due 5/1/17	285,000	288,752
	Shell International Finance B.V. 1.625%, due 11/10/18	1,000,000	1,008,679
	Total Capital International S.A. 2.125%, due 1/10/19	1,000,000	1,022,376
			2,806,476
	Pharmaceuticals 1.2%
	AbbVie, Inc. 2.00%, due 11/6/18	750,000	759,804
	Express Scripts Holding Co. 2.25%, due 6/15/19	1,000,000	1,019,643
	Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, due 7/19/19	440,000	442,628
	Zoetis, Inc. 1.875%, due 2/1/18	2,000,000	2,008,464
			4,230,539
	Real Estate 0.3%
	Prologis, L.P. 2.75%, due 2/15/19	1,000,000	1,028,001

	Real Estate Investment Trusts 0.7%
	Boston Properties, L.P. 3.70%, due 11/15/18	1,000,000	1,045,723
	Welltower, Inc. 4.125%, due 4/1/19	1,500,000	1,583,244
			2,628,967
	Telecommunications 0.3%
	AT&T, Inc. 5.80%, due 2/15/19	1,000,000	1,106,380
	Total Corporate Bonds (Cost $45,510,438)		45,959,580

	Mortgage-Backed Security 0.0%‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.0%‡
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	48,840	48,900
	Total Mortgage-Backed Security (Cost $49,574)		48,900

	Municipal Bonds 79.6%
	Alabama 0.7%
	Calhoun County Board of Education, Special Tax Insured: BAM 3.00%, due 2/1/19	200,000	210,144
	Houston County AL, Health Care Authority, Southeast Alabama Medical, Revenue Bonds
	3.00%, due 10/1/17	185,000	188,634
	5.00%, due 10/1/16	500,000	503,540
	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds 1.625%, due 7/15/34 (b)	250,000	253,540
	Jasper Water & Sewer Board Inc., Revenue Bonds
	4.00%, due 6/1/18	705,000	745,784
	4.00%, due 6/1/19	500,000	543,590
			2,445,232
	Alaska 0.2%
	Alaska Railroad Corp., Revenue Bonds Series A 5.00%, due 8/1/18	500,000	539,250

	Arizona 1.7%
	City of Tucson AZ, Certificates of Participation Insured: AGM 4.00%, due 7/1/20	350,000	389,998
	Mohave County, Unified School District No. 20 Kingman, Unlimited General Obligation Insured: BAM 3.00%, due 7/1/20	1,505,000	1,607,280
	Pima County, Unified School District No. 16 Catalina Foothills, Unlimited General Obligation
	3.00%, due 7/1/18	1,315,000	1,369,046
	3.00%, due 7/1/19	1,165,000	1,233,316
	Rio Nuevo Multipurpose Facilities, Revenue Bonds Insured: AGC 5.75%, due 7/15/18	1,150,000	1,265,598
			5,865,238
	Arkansas 0.5%
	Arkansas Development Finance Authority, Baptist Health System Inc., Revenue Bonds Series A 4.00%, due 12/1/17	375,000	391,350
	County of Baxter AR, Baxter Regional Medical Center, Revenue Bonds
	Series A 5.00%, due 9/1/17	305,000	317,526
	Series A 5.00%, due 9/1/20	785,000	890,716
			1,599,592
	California 9.6%
	Auburn Urban Development Authority Successor Agency, Tax Allocation
	Insured: BAM 4.00%, due 6/1/18	135,000	142,572
	Insured: BAM 4.00%, due 6/1/19	140,000	152,212
	Avalon Community Improvement Agency, Tax Allocation
	Series A, Insured: AGM 3.00%, due 9/1/17	810,000	829,456
	Series A, Insured: AGM 4.00%, due 9/1/18	300,000	318,705
	California Health Facilities Financing Authority, NV Methodist Homes, Revenue Bonds 3.00%, due 7/1/18	285,000	298,107
	California Municipal Finance Authority, Revenue Bonds
	2.00%, due 11/1/17	615,000	622,663
	4.00%, due 11/1/18	740,000	788,093
	California School Finance Authority, Aspire Public Schools, Revenue Bonds
	Series A 3.00%, due 8/1/17 (a)	130,000	132,569
	Series A 5.00%, due 8/1/19 (a)	130,000	143,612
	California Statewide Communities Development Authority, Inland Regional Center Project, Revenue Bonds
	2.00%, due 6/15/18	1,205,000	1,228,184
	5.375%, due 12/1/37	50,000	53,295
	Charter Oak Unified School District, Unlimited General Obligation Insured: AGM 4.00%, due 8/1/18	435,000	464,032
	City of Industry CA, Revenue Bonds
	Series A, Insured: AGM 1.46%, due 1/1/17	150,000	150,530
	Series A, Insured: AGM 1.88%, due 1/1/18	355,000	359,047
	Series A, Insured: AGM 2.125%, due 1/1/19	985,000	1,005,498
	City of Oakland CA, Revenue Bonds Insured: AGM (zero coupon), due 12/15/19	1,000,000	942,510
	City of San Francisco CA, Public Utilities Commission Water, Revenue Bonds Series B, Insured: BAM 4.10%, due 11/1/17	315,000	327,644
	Commerce Community Development Commission Successor Agency, Tax Allocation Series B, Insured: AGM 2.00%, due 8/1/19	1,890,000	1,906,726
	County of Orange CA, Revenue Bonds Series A 1.088%, due 2/1/17	2,500,000	2,505,675
	Del Mar Race Track Authority, Revenue Bonds 4.00%, due 10/1/18	1,230,000	1,304,870
	Industry Public Facilities Authority, Tax Allocation Series B, Insured: AGM 3.039%, due 1/1/19	4,000,000	4,175,080
	Industry Public Finance Authority, Tax Allocation Insured: AGM 5.00%, due 1/1/18	700,000	742,315
	Moreno Valley Public Financing Authority, Revenue Bonds
	Insured: AGM 1.25%, due 11/1/16	100,000	100,119
	Insured: AGM 2.25%, due 11/1/18	105,000	106,286
¤	Municipal Improvement Corp. of Los Angeles, Revenue Bonds
	Series A 1.26%, due 11/1/16	500,000	500,685
	Series A 2.846%, due 11/1/19	5,015,000	5,253,614
	Ramona Unified School District Community Facilities District No. 92-1, Certificates of Participation Insured: BAM 4.00%, due 5/1/18	1,245,000	1,315,654
	Sacramento Public Financing Authority, Revenue Bonds 2.51%, due 4/1/18	750,000	759,165
	Sacramento Redevelopment Agency Successor Agency, Tax Allocation Series B, Insured: BAM 2.695%, due 12/1/19	965,000	1,007,113
	San Bernardino City Unified School District, Election of 2012, Unlimited General Obligation
	Series C, Insured: AGM 4.00%, due 8/1/17	250,000	258,577
	Series C, Insured: AGM 5.00%, due 8/1/18	300,000	325,992
	San Diego County CA, Limited Obligation, Sanford Burnham Prebys Medical Discovery Institute, Revenue Bonds
	Series SE 4.00%, due 11/1/17	400,000	416,732
	Series A 5.00%, due 11/1/18	400,000	438,024
	San Diego Redevelopment Agency Successor Agency, Tax Allocation
	Series B 2.00%, due 9/1/18	250,000	253,332
	Series B 2.25%, due 9/1/19	250,000	255,915
	Series B 2.625%, due 9/1/20	200,000	205,860
	San Francisco City & County Redevelopment Agency, Mission Bay South Project, Tax Allocation
	Series B 3.00%, due 8/1/18	320,000	334,925
	Series C 3.00%, due 8/1/18	765,000	800,680
	Series B 4.00%, due 8/1/19	520,000	570,320
	Series C 4.00%, due 8/1/19	700,000	767,739
	Sierra Kings Health Care District, Unlimited General Obligation
	4.00%, due 8/1/16	200,000	200,038
	4.00%, due 8/1/17	220,000	226,433
	4.00%, due 8/1/18	200,000	211,350
	Stanton Redevelopment Agency, Stanton Consol Redevelopment, Tax Allocation Series B, Insured: BAM 2.00%, due 12/1/19	260,000	261,310
	Successor Agency to the Monrovia Redevelopment Agency, Central Redevelopment Project, Tax Allocation Series A, Insured: AGM 2.50%, due 5/1/19	600,000	611,730
			33,774,988
	Colorado 0.7%
	City of Glendale CO, Revenue Bonds
	Insured: AGM 0.99%, due 12/1/16	250,000	250,425
	Insured: AGM 1.574%, due 12/1/17	250,000	251,958
	Colorado Health Facilities Authority, Evangelical Lutheran, Revenue Bonds 3.00%, due 6/1/18	500,000	516,965
	E-470 Public Highway Authority, Revenue Bonds
	Series A 2.00%, due 9/1/17	230,000	232,341
	Series A 3.00%, due 9/1/16	135,000	135,281
	Series A 5.00%, due 9/1/19	1,000,000	1,125,370
			2,512,340
	Connecticut 1.1%
	City of Hartford CT, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 7/1/18	650,000	702,227
	Series C, Insured: NATL-RE 5.00%, due 9/1/18	465,000	505,474
	City of New Britain CT, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 3/1/18	1,345,000	1,409,318
	City of Waterbury CT, Taxable Pension, Unlimited General Obligation Insured: AGM 4.88%, due 12/1/16	500,000	507,055
	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series M 4.00%, due 7/1/19	800,000	873,064
			3,997,138
	Delaware 0.1%
	Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds Series A 4.00%, due 6/1/18	300,000	313,203

	District of Columbia 0.1%
	Washington Metropolitan Area Transit Authority, Revenue Bonds Series A 4.00%, due 7/1/19	250,000	265,723

	Florida 0.8%
	City of Tallahassee FL, Tallahassee Memorial Healthcare, Inc., Revenue Bonds
	Series A 5.00%, due 12/1/16	420,000	426,090
	Series A 5.00%, due 12/1/17	435,000	458,607
	Series A 5.00%, due 12/1/18	425,000	463,488
	Escambia County School Board, Revenue Bonds 4.00%, due 9/1/18	300,000	320,511
	Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds Series B 2.32%, due 11/15/17	1,265,000	1,273,691
			2,942,387
	Guam 0.2%
	Territory of Guam, Revenue Bonds
	Series D 3.00%, due 11/15/17	300,000	306,855
	Series D 4.00%, due 11/15/18	275,000	289,966
			596,821
	Hawaii 0.1%
	State of Hawaii Department of Budget & Finance, Hawaii Pacific Health Obligation, Revenue Bonds 5.00%, due 7/1/18	250,000	270,113

	Illinois 11.7%
	Chicago Board of Education, Unlimited General Obligation
	Series B-1, Insured: NATL-RE (zero coupon), due 12/1/18	1,470,000	1,379,345
	Series A, Insured: NATL-RE 5.00%, due 12/1/19	1,775,000	1,904,451
	Series A, Insured: NATL-RE 5.25%, due 12/1/19	400,000	432,344
	Series A, Insured: AMBAC 5.50%, due 12/1/18	220,000	228,934
	Chicago Public Building Commission, Chicago School Reform, Revenue Bonds Series B, Insured: NATL-RE 5.25%, due 12/1/18	115,000	121,385
	City of Berwyn IL, Unlimited General Obligation Series B, Insured: NATL-RE 5.71%, due 12/1/17	1,675,000	1,762,921
	City of Chicago IL, Unlimited General Obligation
	Insured: AMBAC 4.125%, due 1/1/19	275,000	275,682
	Insured: AMBAC 5.00%, due 12/1/16	170,000	171,545
	Insured: AMBAC 5.00%, due 12/1/17	1,225,000	1,242,064
	City of Chicago IL, Waterworks, Revenue Bonds Series A-2 2.00%, due 11/1/16	1,500,000	1,503,690
	City of Freeport IL, Unlimited General Obligation
	Series A, Insured: AGM 2.00%, due 1/1/17	100,000	100,458
	Series A, Insured: AGM 2.00%, due 1/1/18	100,000	101,238
	City of La Salle IL, Unlimited General Obligation Series A 3.75%, due 12/1/16	135,000	136,103
	City of Peoria IL, Unlimited General Obligation Series A 3.00%, due 1/1/19	525,000	544,294
	City of Rockford IL, Unlimited General Obligation
	Series A, Insured: BAM 3.00%, due 12/15/16	225,000	226,899
	Series A, Insured: BAM 3.00%, due 12/15/17	240,000	247,027
	Series A, Insured: BAM 3.00%, due 12/15/18	145,000	151,806
	Cook County Community High School District No. 212 Leyden, Revenue Bonds Series B, Insured: BAM 2.00%, due 12/1/19	1,140,000	1,160,600
	Cook County School District No. 102 La Grange, Limited General Obligation Series B, Insured: AGM 3.00%, due 12/15/17	275,000	283,313
	County of Cook IL, Unlimited General Obligation Insured: BAM 2.03%, due 11/15/18	700,000	709,009
	Governors State University, Capital Improvement Project, Certificates of Participation Insured: AGC 4.125%, due 1/1/17	110,000	111,190
¤	Illinois Finance Authority, National Louis University, Revenue Bonds Series B 0.45%, due 6/1/29 (b)	7,000,000	7,000,000
	Illinois Sports Facilities Authority, Revenue Bonds 5.00%, due 6/15/18	495,000	518,963
	Illinois State University, Revenue Bonds
	Insured: AGM 4.00%, due 4/1/18	1,155,000	1,210,036
	Insured: AGM 5.00%, due 4/1/19	1,000,000	1,098,510
	Peoria County School District No. 68 Oak Grove, Unlimited General Obligation Series C, Insured: AGM 2.00%, due 12/1/19	180,000	185,285
	Randolph County Community Unit School District No. 140 Sparta, Unlimited General Obligation
	Insured: AGM 4.00%, due 12/1/17	200,000	208,290
	Insured: AGM 4.00%, due 12/1/18	405,000	433,844
	Insured: AGM 4.00%, due 12/1/19	210,000	230,828
	Regional Transportation Authority, Revenue Bonds Insured: AGM 5.75%, due 6/1/18	1,000,000	1,092,770
	Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
	Series B1 4.00%, due 4/1/17	1,660,000	1,674,674
	Series A, Insured: AGM 5.00%, due 4/1/17	1,165,000	1,197,480
	St. Clair County High School District No 201 Belleville, Unlimited General Obligation Insured: BAM 3.50%, due 4/1/19	160,000	167,448
	State of Illinois, Revenue Bonds
	5.00%, due 6/15/18	545,000	588,562
	5.00%, due 6/15/19	610,000	681,693
¤	State of Illinois, Unlimited General Obligation
	Insured: AGM 5.00%, due 1/1/17	750,000	763,148
	Insured: AGM 5.00%, due 4/1/18	310,000	323,687
	Insured: AGM 5.365%, due 3/1/17	2,500,000	2,556,025
	Insured: NATL-RE 5.50%, due 8/1/18	750,000	811,148
	United City of Yorkville IL, Special Service Area No. 2005-108 & 2005-109, Special Tax Insured: AGM 3.00%, due 3/1/19	885,000	921,267
	Village of Bellwood IL, Unlimited General Obligation Insured: AGM 3.00%, due 12/1/18	1,000,000	1,041,810
	Village of Cary IL, Special Service Area No. 1, Special Tax
	Insured:BAM 1.00%, due 3/1/17	100,000	100,086
	Insured:BAM 1.20%, due 3/1/18	100,000	100,236
	Insured:BAM 1.50%, due 3/1/19	150,000	150,768
	Village of Cary IL, Special Service Area No. 2, Special Tax
	Insured:BAM 1.00%, due 3/1/17	100,000	100,086
	Insured:BAM 1.20%, due 3/1/18	100,000	100,236
	Insured:BAM 1.70%, due 3/1/20	150,000	150,975
	Village of Rosemont IL, Unlimited General Obligation Series B, Insured: AGM 3.021%, due 12/1/19	955,000	997,555
	Volo Village Special Service Area 3 & 6, Symphony Meadows / Lancaster, Special Tax
	Insured: AGM 3.00%, due 3/1/17	200,000	202,310
	Insured: AGM 3.00%, due 3/1/18	200,000	205,562
	Insured: AGM 3.00%, due 3/1/19	200,000	208,196
	Western Illinois University, Revenue Bonds
	Insured: BAM 5.00%, due 4/1/17	620,000	636,163
	Insured: BAM 5.00%, due 4/1/18	600,000	637,470
	Insured: BAM 5.00%, due 4/1/19	870,000	951,371
	Insured: BAM 5.00%, due 4/1/20	460,000	514,243
	Will & Kankakee Counties Community Unit School District No. 207-U Peotone, Unlimited General Obligation 3.00%, due 12/1/16	250,000	251,925
			40,806,948
	Indiana 3.5%
	City of Rockport IN, Revenue Bonds Series B 1.75%, due 6/1/25 (b)	2,000,000	2,020,540
	Indiana Bond Bank, Revenue Bonds
	Series A 5.25%, due 10/15/16	190,000	191,814
	Series A 5.25%, due 10/15/18	1,000,000	1,086,720
¤	Indiana Finance Authority, Revenue Bonds
	0.40%, due 2/1/37 (b)	8,000,000	8,000,000
	5.00%, due 3/1/19	750,000	785,115
			12,084,189
	Iowa 1.7%
	City of Coralville IA, Annual Appropriate Urban Renewal, Certificates of Participation Series B-1 2.00%, due 6/1/18	320,000	323,792
	City of Coralville IA, Corporate Purpose Bonds, Unlimited General Obligation
	Series D1 1.50%, due 5/1/18	510,000	511,525
	Series D1 1.75%, due 5/1/19	270,000	272,236
	Series D2 2.25%, due 5/1/18	70,000	70,562
	Iowa Finance Authority, Health Facilities, Great River Medical Center Project, Revenue Bonds 0.40%, due 6/1/27 (b)	3,900,000	3,900,000
	Xenia Rural Water District, Revenue Bonds
	2.00%, due 12/1/18	225,000	228,742
	3.00%, due 12/1/19	375,000	394,522
	3.00%, due 12/1/20	325,000	344,107
			6,045,486
	Kentucky 0.4%
	County of Harrison KY, Harrison Memorial Hospital, Revenue Notes 1.50%, due 5/1/17	1,000,000	1,000,530
	Louisville / Jefferson County Metropolitan Government, Norton Healthcare Inc., Revenue Bonds 5.00%, due 10/1/19	500,000	562,470
			1,563,000
	Louisiana 1.8%
	Bossier City LA, Public Improvement Sales & Tax, Revenue Bonds
	2.00%, due 12/1/17	1,065,000	1,081,071
	2.00%, due 12/1/18	500,000	510,360
	2.00%, due 12/1/19	650,000	665,814
	2.25%, due 12/1/20	500,000	518,020
	City of New Orleans LA, Water System, Revenue Bonds 3.00%, due 12/1/18	250,000	262,042
	City of Shreveport LA, Airport System, Revenue Bonds Series B, Insured: AGM 2.452%, due 1/1/19	500,000	514,900
	Lafayette Consolidated Government, Revenue Bonds Insured: AGM 5.00%, due 11/1/17	550,000	579,051
	Lafayette Public Trust Financing Authority, Ragin Cajun Facilities, Revenue Bonds Insured: AGM 5.00%, due 10/1/18	705,000	764,721
	Louisiana Local Government Environmental Facilities & Community Development Authority, University Student Housing, Revenue Bonds
	Insured: AGM 3.00%, due 10/1/17	355,000	364,198
	Insured: AGM 3.00%, due 10/1/18	865,000	904,072
	Louisiana Public Facilities Authority, Nineteenth Judicial District, Revenue Bonds Insured: AGM 5.00%, due 6/1/18	245,000	261,979
			6,426,228
	Maryland 0.3%
	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
	3.00%, due 1/1/18	705,000	725,924
	5.00%, due 7/1/18	300,000	323,475
			1,049,399
	Massachusetts 0.9%
	Massachusetts Development Finance Agency, Revenue Bonds Series H-2 1.824%, due 7/1/17	1,000,000	1,005,150
	Massachusetts Development Finance Agency, UMass Memorial Health Care, Revenue Bonds Series I 5.00%, due 7/1/18	1,000,000	1,079,050
	Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
	2.00%, due 9/1/16	210,000	210,263
	4.00%, due 9/1/17	200,000	206,702
	5.00%, due 9/1/18	225,000	243,279
	Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds
	4.00%, due 1/1/19	170,000	183,236
	5.00%, due 1/1/20	200,000	227,790
			3,155,470
	Michigan 5.0%
	City of Detroit MI, Sewage Disposal System, Revenue Bonds Series C, Insured: AGC 5.00%, due 7/1/18	200,000	200,718
	County of Wayne MI, Limited General Obligation 4.25%, due 12/1/18	2,500,000	2,533,575
	Harper Woods School District, Unlimited General Obligation Insured: AGM 5.00%, due 5/1/19	500,000	556,680
	Hartland Consolidated Schools, Unlimited General Obligation Series B 1.386%, due 5/1/18	1,500,000	1,508,835
	Lincoln Consolidated School District, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 5/1/19	1,180,000	1,308,077
	Livonia Public Schools, School District, Unlimited General Obligation Insured: AGM 4.00%, due 5/1/18	210,000	221,288
	Michigan Finance Authority, College for Creative Studies, Revenue Bonds
	3.00%, due 12/1/16	150,000	151,011
	4.00%, due 12/1/17	200,000	207,260
	5.00%, due 12/1/18	200,000	216,056
	Michigan Finance Authority, Public School Academy, Revenue Bonds 5.00%, due 5/1/19	655,000	724,142
	Orchard View Schools, Unlimited General Obligation
	Series B 1.349%, due 5/1/17	1,000,000	1,004,530
	Series B 1.78%, due 5/1/18	1,000,000	1,010,630
	Series B 2.062%, due 5/1/19	1,410,000	1,436,691
	Saline Area Schools, Unlimited General Obligation 1.741%, due 5/1/19	2,300,000	2,323,621
	Warren Consolidated Schools, Unlimited General Obligation
	Series B, Insured: BAM 4.00%, due 5/1/17	1,260,000	1,290,038
	Series B, Insured: BAM 4.00%, due 5/1/18	1,630,000	1,715,852
	Series B, Insured: BAM 5.00%, due 5/1/19	1,080,000	1,194,005
			17,603,009
	Minnesota 0.4%
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System, Revenue Bonds 5.00%, due 11/15/18	1,350,000	1,461,010

	Mississippi 0.9%
	Mississippi Development Bank, Biloxi Mississippi Project, Revenue Bonds Insured: BAM 4.00%, due 11/1/20	650,000	720,395
	Mississippi Development Bank, Canton Public School District, Revenue Bonds
	Insured: AGM 4.00%, due 12/1/17	260,000	270,967
	Insured: AGM 4.00%, due 12/1/18	935,000	1,000,908
	Mississippi Hospital Equipment & Facilities Authority, Baptist Health System, Inc., Revenue Bonds Class A 5.00%, due 8/15/17	1,000,000	1,038,570
			3,030,840
	Missouri 2.6%
	City of Belton MO, Certificates of Participation Insured: NATL-RE 5.00%, due 3/1/17	150,000	153,146
¤	Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds Series B 0.40%, due 10/1/24 (b)	7,000,000	7,000,000
	St. Louis Municipal Finance Corp., Carnahan Courthouse, Revenue Bonds
	Series A 3.00%, due 2/15/18	460,000	475,212
	Series A 4.00%, due 2/15/19	1,425,000	1,535,879
			9,164,237
	Nevada 0.6%
	County of Humboldt N.V., Pollution Control, Sierra Pacific Power Co., Revenue Bonds Series A 1.25%, due 10/1/29 (b)	2,250,000	2,264,850

	New Hampshire 0.5%
	City of Nashua NH, Unlimited General Obligation 3.00%, due 10/15/16	450,000	452,394
	Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds Series B, Insured: AGC (zero coupon), due 1/1/18	100,000	96,501
	New Hampshire Health & Education Facilities Authority, Kendel at Hanover, Revenue Bonds
	2.00%, due 10/1/16	260,000	260,554
	2.00%, due 10/1/17	200,000	202,382
	3.00%, due 10/1/18	200,000	208,330
	New Hampshire Health & Education Facilities Authority, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/19	505,000	553,985
			1,774,146
	New Jersey 4.5%
	Borough of North Plainfield NJ, Unlimited General Obligation Insured: MAC 3.00%, due 6/1/20	330,000	353,889
	Camden County Municipal Utilities Authority, Revenue Bonds Series B, Insured: NATL-RE 5.00%, due 7/15/17	1,000,000	1,042,080
	Carteret Board of Education, Certificates of Participation Insured: BAM 4.00%, due 1/15/19	315,000	338,524
	Casino Reinvestment Development Authority, Revenue Bonds 5.00%, due 11/1/18	255,000	266,001
	City of Bayonne NJ, Unlimited General Obligation Insured: AGM 4.00%, due 7/15/19	1,000,000	1,083,740
	Garden State Preservation Trust, Revenue Bonds Series C, Insured: AGM 5.125%, due 11/1/16	100,000	101,154
	Greater Egg Harbor Regional High School District, Unlimited General Obligation
	Insured:AGM 4.00%, due 2/1/19	750,000	805,597
	Insured:AGM 4.00%, due 2/1/20	1,000,000	1,095,830
	New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System, Revenue Bonds
	4.00%, due 7/1/17	1,000,000	1,029,010
	5.00%, due 7/1/18	640,000	689,696
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds
	3.15%, due 7/1/18	1,000,000	1,021,670
	Insured: AGM 4.00%, due 1/1/17	150,000	151,977
	New Jersey Transportation Trust Fund Authority, Revenue Bonds
	Series B-2, Insured: XLCA 5.00%, due 12/15/17	405,000	426,352
	Series B, Insured: NATL-RE 5.50%, due 12/15/16	1,000,000	1,018,320
	Series C, Insured: AGM 5.50%, due 12/15/17	420,000	444,750
	Passaic Valley Water Commission, Revenue Bonds Insured: AGM 5.00%, due 12/15/16	140,000	142,300
	Phillipsburg School District, Unlimited General Obligation Insured: AGM 2.00%, due 8/1/17	400,000	405,196
	State of New Jersey, Unlimited General Obligation
	Series L, Insured: AMBAC 5.25%, due 7/15/18	2,045,000	2,211,177
	Series M, Insured:AMBAC 5.50%, due 7/15/17	265,000	276,893
	Series M, Insured:AMBAC 5.50%, due 7/15/19	225,000	253,035
	Town of Hammonton NJ, Unlimited General Obligation
	Insured: AGM 2.00%, due 2/1/17	500,000	502,980
	Insured: AGM 4.00%, due 2/1/18	750,000	784,170
	Township of Brick NJ, Unlimited General Obligation Series A 5.00%, due 9/1/18	1,000,000	1,087,550
	Upper Freehold Regional School District, Unlimited General Obligation Insured: AGM 3.60%, due 11/1/16	235,000	236,765
			15,768,656
	New York 5.2%
¤	City of New York NY, Unlimited General Obligation 0.38%, due 6/1/44 (b)	7,000,000	7,000,000
	City of Yonkers NY, Limited General Obligation Series D 3.00%, due 8/1/17	1,000,000	1,022,380
	County of Rockland NY, Limited General Obligation Insured: AGM 2.00%, due 12/1/18	655,000	670,353
	County of Rockland NY, Public Improvement, Limited General Obligation Series C, Insured: AGM 3.00%, due 5/1/19	1,435,000	1,506,922
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
	Series 2A 0.59%, due 11/1/22 (b)	1,200,000	1,200,000
	Series A-3 0.59%, due 8/1/23 (b)	1,000,000	1,000,000
¤	Town of Oyster Bay NY, Limited General Obligation Series A, Insured: AGM 3.00%, due 3/1/18	4,235,000	4,353,453
	Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds 5.00%, due 11/1/19	1,145,000	1,284,461
			18,037,569
	North Carolina 0.2%
	Raleigh Durham Airport Authority, Revenue Bonds Series B 5.00%, due 5/1/18 (c)	750,000	805,253

	North Dakota 1.3%
	City of Bowman ND Healthcare Facilities, Revenue Notes 2.50%, due 2/15/17	1,000,000	1,000,400
	County of Burleigh ND, Multi-County Sales Tax, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 11/1/17	1,490,000	1,568,717
	Series A, Insured: AGM 5.00%, due 11/1/18	500,000	545,900
	North Dakota Housing Finance Agency, Revenue Bonds 1.15%, due 1/1/18	1,425,000	1,431,840
			4,546,857
	Ohio 1.1%
	City of Cincinnati OH, Unlimited General Obligation
	Series D 1.168%, due 12/1/16	300,000	300,741
	Series D 1.837%, due 12/1/18	200,000	203,578
	Cleveland Municipal School District, Unlimited General Obligation Series A 3.00%, due 12/1/18	1,185,000	1,244,013
	County of Cuyahoga OH, Sports Facilities Improvement, Revenue Bonds
	3.00%, due 12/1/17	1,000,000	1,031,200
	5.00%, due 12/1/18	1,000,000	1,096,260
			3,875,792
	Oklahoma 2.3%
	Cleveland County Educational Facilities Authority, Revenue Bonds 5.00%, due 6/1/19	3,000,000	3,342,450
¤	Oklahoma County Independent School District No. 52, Unlimited General Obligation
	Series A 1.50%, due 1/1/18	2,210,000	2,235,592
	Series A 2.00%, due 1/1/19	2,460,000	2,532,471
			8,110,513
	Pennsylvania 7.7%
¤	Beaver County PA, Unlimited General Obligation
	Series B, Insured: BAM 1.948%, due 11/15/18	2,015,000	2,039,140
	Series B, Insured: BAM 2.18%, due 11/15/19	4,215,000	4,293,104
	Bermudian Springs School District, Limited General Obligation Insured: BAM 4.00%, due 5/1/19	1,425,000	1,544,686
	Capital Region Water, Revenue Bonds Series A 5.00%, due 7/15/19	1,300,000	1,451,996
	Centre County Hospital Authority, Mount Nittany Medical Center, Revenue Bonds
	Series B 3.00%, due 11/15/20	100,000	108,617
	Series A 4.00%, due 11/15/18	100,000	107,373
	Series A 4.00%, due 11/15/19	240,000	264,115
	City of Reading PA, Unlimited General Obligation Series A, Insured: AGM 3.50%, due 11/15/16	1,000,000	1,006,860
	Dauphin County General Authority, Pinnacle Health System Project, Revenue Bonds Series A 5.00%, due 6/1/20	500,000	574,315
	Doylestown Hospital Authority, Revenue Bonds Series A, Insured: AGC 5.00%, due 7/1/18	245,000	260,440
	General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc., Revenue Bonds
	4.00%, due 12/1/17	100,000	103,827
	4.00%, due 12/1/18	185,000	196,555
	Hazleton Area School District, Limited General Obligation
	Series B, Insured: BAM 2.00%, due 3/1/20	375,000	386,464
	Series A, Insured: BAM 4.00%, due 3/1/20	600,000	659,868
	Lancaster Higher Education Authority, Harrisburg Area Community College Project, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 10/1/19	685,000	768,618
	Series A, Insured: BAM 5.00%, due 10/1/20	840,000	967,831
	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds Series B, Insured: AMBAC 5.25%, due 9/1/17	1,700,000	1,783,232
	Philadelphia Authority for Industrial Development, Retirement System, Revenue Bonds Series B, Insured: AMBAC (zero coupon), due 4/15/18	360,000	349,312
	Pocono Mountain School District, Limited General Obligation Series A, Insured: AGM 4.00%, due 6/15/17	1,350,000	1,388,394
	Reading School District, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 2/1/18	790,000	835,717
	Riverside School District, Unlimited General Obligation Insured: BAM 3.00%, due 10/15/17	1,155,000	1,185,596
	State Public School Building Authority, Harrisburg School District Project, Revenue Bonds Series A, Insured: AGM 4.00%, due 12/1/20	910,000	1,014,877
	State Public School Building Authority, Revenue Bonds
	Series B, Insured: AGM 2.116%, due 12/1/20	2,020,000	2,029,938
	Series A, Insured: AGM 5.00%, due 9/15/18	1,140,000	1,235,692
	Trinity Area School District, Unlimited General Obligation Insured: AGM 4.00%, due 11/1/18	950,000	1,015,379
	West Mifflin School District, Unlimited General Obligation
	Insured: AGM 4.00%, due 10/1/17	410,000	423,878
	Insured: AGM 5.00%, due 10/1/18	500,000	540,385
	Western Wayne School District, Limited General Obligation Insured: BAM 4.00%, due 4/1/18	290,000	304,613
			26,840,822
	Puerto Rico 3.4%
	Commonwealth of Puerto Rico, Public Improvement, CPI Linked Bonds, Unlimited General Obligation Series A, Insured: AGC 2.145%, due 7/1/20	200,000	191,164
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Insured: NATL-RE (zero coupon), due 7/1/17	555,000	531,363
	Insured: NATL-RE (zero coupon), due 7/1/18	470,000	433,462
	Series A, Insured: AGC 4.75%, due 7/1/18	95,000	98,149
	Insured: AGM 5.25%, due 7/1/17	430,000	444,310
	Insured: AGM 5.25%, due 7/1/18	190,000	198,060
	Insured: AGM 5.50%, due 7/1/17	1,085,000	1,123,583
	Series A, Insured: NATL-RE 5.50%, due 7/1/18	1,685,000	1,780,101
	Insured: AGM 5.50%, due 7/1/19	125,000	132,019
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	125,000	133,046
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	405,000	430,235
	Puerto Rico Electric Power Authority, Revenue Bonds Series SS, Insured: NATL-RE 5.00%, due 7/1/18	1,525,000	1,545,587
	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series E, Insured: AGM 5.50%, due 7/1/17	255,000	264,435
	Series AA, Insured: NATL-RE 5.50%, due 7/1/19	715,000	761,847
	Series Z, Insured: AGM 6.00%, due 7/1/18	1,000,000	1,058,390
	Puerto Rico Housing Finance Authority, Revenue Bonds 4.625%, due 12/1/18	100,000	106,820
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series C, Insured: AGM 5.00%, due 8/1/16	125,000	125,029
	Series A, Insured: AGM 5.00%, due 8/1/19	240,000	241,918
	Series B, Insured: AGC 5.25%, due 7/1/17	305,000	315,510
	Series C, Insured: AGM 5.25%, due 8/1/17	500,000	518,775
	Series C, Insured: AGM 5.25%, due 8/1/19	650,000	680,010
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation
	Series A, Insured: AGM 5.25%, due 8/1/16	375,000	375,094
	Series A, Insured: AGM 5.25%, due 8/1/19	250,000	253,818
	Puerto Rico Public Buildings Authority, Revenue Bonds Series C, Insured: AGC 5.75%, due 7/1/17	50,000	51,892
			11,794,617
	Rhode Island 1.0%
	Rhode Island Commerce Corp., Grant Anticipation Rhode Island Department of Transportation, Revenue Bonds Series A 5.00%, due 6/15/20	1,000,000	1,147,450
	Rhode Island Health & Educational Building Corp., Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/20	1,500,000	1,700,850
	Tobacco Settlement Financing Corp., Revenue Bonds Series A 4.00%, due 6/1/17	500,000	514,010
			3,362,310
	South Carolina 1.4%
	SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds
	Series A, Insured: BAM 1.35%, due 12/1/16	180,000	180,000
	Series A, Insured: BAM 1.87%, due 12/1/17	345,000	345,745
	Series A, Insured: BAM 2.26%, due 12/1/18	555,000	556,265
	Series A, Insured: BAM 2.54%, due 12/1/19	425,000	427,661
	Series A, Insured: BAM 2.69%, due 12/1/20	500,000	502,385
	Series A, Insured: BAM 2.92%, due 12/1/21	100,000	100,729
	South Carolina Jobs-Economic Development Authority, Revenue Bonds
	Series A 5.00%, due 8/1/16	1,125,000	1,125,270
	Series A 5.00%, due 8/1/18	350,000	376,723
	Sumter Two School Facilities, Inc., School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/19	1,065,000	1,198,721
			4,813,499
	Tennessee 1.1%
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
	Series A 3.00%, due 10/1/17	280,000	286,804
	Series A 4.00%, due 10/1/18	250,000	265,932
	Series A 4.00%, due 10/1/19	200,000	217,734
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Revenue Bonds Series C 1.60%, due 7/1/46 (b)	2,000,000	2,000,000
	Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur, Revenue Bonds Series A, Insured: AGM 0.39%, due 6/1/42 (b)	1,185,000	1,185,000
			3,955,470
	Texas 2.3%
	Crane County Water District, Unlimited General Obligation 3.00%, due 2/15/17	500,000	505,570
	Harris County Municipal Utility District No. 419, Unlimited General Obligation
	Insured: AGM 3.00%, due 9/1/17	100,000	102,171
	Insured: AGM 3.00%, due 9/1/18	150,000	156,059
	Insured: AGM 3.00%, due 9/1/19	735,000	773,918
	Insured: AGM 3.00%, due 9/1/20	500,000	531,335
	Harris County-Houston Sports Authority, Revenue Bonds Series A, Insured: AGM (zero coupon), due 11/15/16	4,040,000	4,032,122
	Kerrville Health Facilities Development Corp., Peterson Regional Medical Center Project, Revenue Bonds
	4.00%, due 8/15/17	780,000	803,423
	4.00%, due 8/15/18	555,000	586,579
	Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds Series A 3.00%, due 11/15/17	565,000	580,600
			8,071,777
	U.S. Virgin Islands 1.3%
	Virgin Islands Public Finance Authority, Matching Fund Lecture Note, Revenue Bonds Series B 5.00%, due 10/1/18	1,000,000	1,020,550
	Virgin Islands Public Finance Authority, Revenue Bonds
	Series A 5.00%, due 10/1/17	1,635,000	1,663,792
	Series A 5.00%, due 10/1/19	1,810,000	1,866,038
			4,550,380
	Utah 0.3%
	City of Saint George UT Electric, Revenue Bonds Insured: AGM 2.00%, due 6/1/19	300,000	309,627
	Utah Infrastructure Agency, Revenue Bonds 1.00%, due 10/15/18	630,000	630,013
			939,640
	Vermont 0.2%
	Vermont Educational & Health Building Financing Agency, Revenue Bonds
	2.00%, due 10/1/16	195,000	195,427
	3.00%, due 10/1/17	315,000	322,358
	4.00%, due 10/1/18	125,000	132,800
	4.00%, due 10/1/19	130,000	141,040
			791,625
	Wisconsin 0.2%
	State of Wisconsin, Revenue Bonds Series A, Insured: AGM 5.05%, due 5/1/18	600,000	641,778
	Total Municipal Bonds (Cost $276,649,023)		278,457,395

	U.S. Government & Federal Agency 0.0%‡
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.0%‡
	4.50%, due 11/1/18	22,096	22,650
	Total U.S. Government & Federal Agency (Cost $22,011)		22,650
	Total Long-Term Bonds (Cost $322,231,046)		324,488,525

	Short-Term Investment 0.3%
	Repurchase Agreement 0.3%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $1,073,962 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 12/31/20, with a Principal Amount of $1,065,000 and a Market Value of $1,098,281)	1,073,959	1,073,959
	Total Short-Term Investment (Cost $1,073,959)		1,073,959

	Total Investments (Cost $323,305,005) (d)	93.0%	325,562,484
	Other Assets, Less Liabilities	7.0	24,379,889
	Net Assets	100.0%	$349,942,373

‡	Less than one-tenth of a percent.
¤	Among the Fund's 10 largest issuers held, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2016.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	As of July 31, 2016, cost was $323,305,005 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$2,521,068
Gross unrealized depreciation	(263,589)
Net unrealized appreciation	$2,257,479

As of July 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(65)	September 2016	$(14,235,000)	$(70,219)
			$(14,235,000)	$(70,219)

1. As of July 31, 2016, cash in the amount of $39,325 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2016.

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$45,959,580	$—	$45,959,580
Mortgage-Backed Securities	—	48,900	—	48,900
U.S. Government & Federal Agency	—	22,650	—	22,650
Municipal Bonds	—	278,457,395	—	278,457,395
Total Long-Term Bonds	—	324,488,525	—	324,488,525
Short-Term Investment
Repurchase Agreement	—	1,073,959	—	1,073,959
Total Investments in Securities	—	325,562,484	—	325,562,484

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short(b)	$(70,219)	$—	$—	$(70,219)
Total Other Financial Instruments	$(70,219)	$—	$—	$(70,219)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2016 (Unaudited)

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2016, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark yields	• Reported trades
• Broker dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Information Classification: Limited Access

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of the security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination there under would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2016, there were no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2016, there were no securities that were fair valued in such a manner.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of July 31, 2016, no foreign equity securities held by a Fund were fair valued in such a manner.

Investments in Underlying Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Funds are valued using policies consistent with those used by the Underlying Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of each method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Information Classification: Limited Access

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

A Fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was measured as of July 31, 2016 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of July 31, 2016, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Information Classification: Limited Access

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2016

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	September 28, 2016